UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class M : FLUTX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 152	1.37%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	17.86%	10.77%	8.85%
Class M (without 3.50% sales charge)	22.13%	11.56%	9.24%
Russell 1000® Value Index	19.54%	10.15%	9.42%
Russell 1000® Index	26.71%	14.97%	13.54%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Industrials	14.2
Health Care	14.2
Information Technology	9.6
Consumer Staples	7.2
Energy	6.6
Consumer Discretionary	6.0
Real Estate	4.4
Utilities	4.3
Communication Services	4.0
Materials	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Domestic Equity Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
France - 1.3
Canada - 1.0
Taiwan - 0.6
Bailiwick Of Jersey - 0.3
United Kingdom - 0.3
Portugal - 0.3
Israel - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.7
Exxon Mobil Corp	2.4
Bank of America Corp	2.1
Norfolk Southern Corp	2.0
Allison Transmission Holdings Inc	2.0
Westinghouse Air Brake Technologies Corp	2.0
UnitedHealth Group Inc	1.9
JPMorgan Chase & Co	1.8
Boeing Co	1.7
Walmart Inc	1.6
20.2
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912641.100    1813-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class A : FLUAX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.12%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	15.41%	10.53%	8.91%
Class A (without 5.75% sales charge)	22.46%	11.85%	9.55%
Russell 1000® Value Index	19.54%	10.15%	9.42%
Russell 1000® Index	26.71%	14.97%	13.54%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Industrials	14.2
Health Care	14.2
Information Technology	9.6
Consumer Staples	7.2
Energy	6.6
Consumer Discretionary	6.0
Real Estate	4.4
Utilities	4.3
Communication Services	4.0
Materials	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Domestic Equity Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
France - 1.3
Canada - 1.0
Taiwan - 0.6
Bailiwick Of Jersey - 0.3
United Kingdom - 0.3
Portugal - 0.3
Israel - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.7
Exxon Mobil Corp	2.4
Bank of America Corp	2.1
Norfolk Southern Corp	2.0
Allison Transmission Holdings Inc	2.0
Westinghouse Air Brake Technologies Corp	2.0
UnitedHealth Group Inc	1.9
JPMorgan Chase & Co	1.8
Boeing Co	1.7
Walmart Inc	1.6
20.2
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912639.100    1810-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class Z : FIDFX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.74%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	20.48%	13.11%	9.36%
Russell Midcap® Value Index	19.18%	9.78%	8.69%
Russell 3000® Index	26.32%	14.60%	14.30%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	17.6
Materials	9.6
Consumer Discretionary	9.0
Real Estate	8.5
Health Care	8.0
Information Technology	7.8
Utilities	7.4
Energy	6.6
Consumer Staples	5.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 2.4
Germany - 0.6
Bailiwick Of Jersey - 0.6
Zambia - 0.5
United Kingdom - 0.5
Spain - 0.4
Ireland - 0.3
Belgium - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sun Communities Inc	1.6
Welltower Inc	1.1
PG&E Corp	1.1
Coca-Cola Consolidated Inc	1.1
Hartford Financial Services Group Inc/The	1.0
Corteva Inc	1.0
Sempra	1.0
US Foods Holding Corp	1.0
Weatherford International PLC	1.0
UGI Corp	1.0
10.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912649.100    2894-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Equity-Income K6 Fund Fidelity® Equity-Income K6 Fund : FEKFX

This annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 38	0.34%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within utilities. Security selection in industrials and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained 87% and was the top individual relative contributor. The second-largest relative contributor was an overweight in GE Aerospace (+94%). The company was among our biggest holdings. Another notable relative contributor was an overweight in Vistra (+309%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picks in materials also hampered the fund's result. Also hurting our result was an underweight in industrials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was our non-benchmark stake in Samsung Electronics (-33%). The second-largest relative detractor was an overweight in Merck (-18%). An overweight in Danaher (-7%) also detracted. The stock was among our biggest holdings this period.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 13, 2019 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Equity-Income K6 Fund	20.35%	11.59%	11.93%
Russell 3000® Value Index	19.32%	10.08%	10.44%
Russell 3000® Index	26.32%	14.60%	15.17%
A   From June 13, 2019
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$235,431,840
Number of Holdings	123
Total Advisory Fee	$667,188
Portfolio Turnover	23%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.9
Health Care	13.8
Industrials	12.3
Consumer Staples	9.5
Information Technology	9.3
Energy	6.7
Consumer Discretionary	6.2
Communication Services	6.1
Utilities	5.7
Materials	4.2
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.5
United Kingdom - 1.7
Taiwan - 1.7
Ireland - 1.1
China - 1.0
Korea (South) - 0.6
Japan - 0.4
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.9
Exxon Mobil Corp	2.8
Walmart Inc	2.4
UnitedHealth Group Inc	2.3
Linde PLC	2.2
AbbVie Inc	2.1
Wells Fargo & Co	2.0
GE Aerospace	2.0
Bank of America Corp	2.0
Procter & Gamble Co/The	1.8
23.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912638.100    3457-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class C : FLUEX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 207	1.87%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	20.54%	10.96%	8.83%
Class C	21.54%	10.96%	8.83%
Russell 1000® Value Index	19.54%	10.15%	9.42%
Russell 1000® Index	26.71%	14.97%	13.54%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Industrials	14.2
Health Care	14.2
Information Technology	9.6
Consumer Staples	7.2
Energy	6.6
Consumer Discretionary	6.0
Real Estate	4.4
Utilities	4.3
Communication Services	4.0
Materials	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Domestic Equity Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
France - 1.3
Canada - 1.0
Taiwan - 0.6
Bailiwick Of Jersey - 0.3
United Kingdom - 0.3
Portugal - 0.3
Israel - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.7
Exxon Mobil Corp	2.4
Bank of America Corp	2.1
Norfolk Southern Corp	2.0
Allison Transmission Holdings Inc	2.0
Westinghouse Air Brake Technologies Corp	2.0
UnitedHealth Group Inc	1.9
JPMorgan Chase & Co	1.8
Boeing Co	1.7
Walmart Inc	1.6
20.2
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912640.100    1812-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund Class K : FEIKX

This annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.46%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by utilities. Security selection in industrials and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained 87% and was the top individual relative contributor. The second-largest relative contributor was an overweight in GE Aerospace (+94%). The company was one of the fund's largest holdings. Another notable relative contributor was an overweight in Vistra (+310%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Picks in materials also hampered the fund's result. Also hurting our result was an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned -33% and was the biggest individual relative detractor. A second notable relative detractor was an overweight in Merck (-18%). Another notable relative detractor was an overweight in Danaher (-7%). The company was one of the fund's largest holdings this period.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	20.11%	11.46%	10.20%
Russell 3000® Value Index	19.32%	10.08%	9.32%
Russell 3000® Index	26.32%	14.60%	13.21%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$9,140,428,931
Number of Holdings	123
Total Advisory Fee	$43,129,468
Portfolio Turnover	19%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	13.9
Industrials	12.5
Consumer Staples	9.6
Information Technology	9.3
Energy	6.8
Consumer Discretionary	6.2
Communication Services	6.0
Utilities	5.7
Materials	4.1
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.5
United Kingdom - 1.7
Taiwan - 1.7
Ireland - 1.1
China - 1.0
Korea (South) - 0.6
Japan - 0.4
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	4.0
Exxon Mobil Corp	2.8
Walmart Inc	2.4
UnitedHealth Group Inc	2.3
Linde PLC	2.2
AbbVie Inc	2.1
GE Aerospace	2.1
Wells Fargo & Co	2.0
Bank of America Corp	2.0
Procter & Gamble Co/The	1.8
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912615.100    2085-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class I : FMPOX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 96	0.87%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	20.29%	12.97%	8.46%
Russell Midcap® Value Index	19.18%	9.78%	8.63%
Russell 3000® Index	26.32%	14.60%	13.21%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	17.6
Materials	9.6
Consumer Discretionary	9.0
Real Estate	8.5
Health Care	8.0
Information Technology	7.8
Utilities	7.4
Energy	6.6
Consumer Staples	5.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 2.4
Germany - 0.6
Bailiwick Of Jersey - 0.6
Zambia - 0.5
United Kingdom - 0.5
Spain - 0.4
Ireland - 0.3
Belgium - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sun Communities Inc	1.6
Welltower Inc	1.1
PG&E Corp	1.1
Coca-Cola Consolidated Inc	1.1
Hartford Financial Services Group Inc/The	1.0
Corteva Inc	1.0
Sempra	1.0
US Foods Holding Corp	1.0
Weatherford International PLC	1.0
UGI Corp	1.0
10.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912648.100    1820-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund : FEQIX

This annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 59	0.53%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by utilities. Security selection in industrials and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained 87% and was the top individual relative contributor. The second-largest relative contributor was an overweight in GE Aerospace (+94%). The company was one of the fund's largest holdings. Another notable relative contributor was an overweight in Vistra (+310%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Picks in materials also hampered the fund's result. Also hurting our result was an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned -33% and was the biggest individual relative detractor. A second notable relative detractor was an overweight in Merck (-18%). Another notable relative detractor was an overweight in Danaher (-7%). The company was one of the fund's largest holdings this period.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Equity-Income Fund	20.01%	11.36%	10.09%
Russell 3000® Value Index	19.32%	10.08%	9.32%
Russell 3000® Index	26.32%	14.60%	13.21%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$9,140,428,931
Number of Holdings	123
Total Advisory Fee	$43,129,468
Portfolio Turnover	19%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	13.9
Industrials	12.5
Consumer Staples	9.6
Information Technology	9.3
Energy	6.8
Consumer Discretionary	6.2
Communication Services	6.0
Utilities	5.7
Materials	4.1
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 2.5
United Kingdom - 1.7
Taiwan - 1.7
Ireland - 1.1
China - 1.0
Korea (South) - 0.6
Japan - 0.4
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	4.0
Exxon Mobil Corp	2.8
Walmart Inc	2.4
UnitedHealth Group Inc	2.3
Linde PLC	2.2
AbbVie Inc	2.1
GE Aerospace	2.1
Wells Fargo & Co	2.0
Bank of America Corp	2.0
Procter & Gamble Co/The	1.8
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912616.100    23-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z : FSCZX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 81	0.73%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	22.92%	12.31%	10.51%
Russell 1000® Value Index	19.54%	10.15%	9.60%
Russell 1000® Index	26.71%	14.97%	14.72%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Industrials	14.2
Health Care	14.2
Information Technology	9.6
Consumer Staples	7.2
Energy	6.6
Consumer Discretionary	6.0
Real Estate	4.4
Utilities	4.3
Communication Services	4.0
Materials	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Domestic Equity Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
France - 1.3
Canada - 1.0
Taiwan - 0.6
Bailiwick Of Jersey - 0.3
United Kingdom - 0.3
Portugal - 0.3
Israel - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.7
Exxon Mobil Corp	2.4
Bank of America Corp	2.1
Norfolk Southern Corp	2.0
Allison Transmission Holdings Inc	2.0
Westinghouse Air Brake Technologies Corp	2.0
UnitedHealth Group Inc	1.9
JPMorgan Chase & Co	1.8
Boeing Co	1.7
Walmart Inc	1.6
20.2
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912643.100    2893-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series Stock Selector Large Cap Value Fund Fidelity® Series Stock Selector Large Cap Value Fund : FBLEX

This annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000® Value Index for the fiscal year, especially within information technology. Stock selection in consumer discretionary and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned about -54%. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%). We reduced our position in Targa this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services. Also hurting our result were stock picks in consumer staples, primarily within the food, beverage & tobacco industry. Lastly, the fund's position in cash detracted in a rising market.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned about -17% and was a second notable relative detractor. Another notable relative detractor was an underweight in GE Vernova (+163%). GE Vernova was not held in the fund at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Stock Selector Large Cap Value Fund	23.72%	13.02%	10.27%
Russell 1000® Value Index	19.54%	10.15%	9.42%
Russell 1000® Index	26.71%	14.97%	13.54%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,614,674,238
Number of Holdings	159
Total Advisory Fee	$0
Portfolio Turnover	80%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	14.3
Health Care	14.2
Information Technology	9.1
Consumer Staples	7.3
Energy	6.6
Consumer Discretionary	6.1
Real Estate	4.6
Utilities	4.2
Communication Services	4.0
Materials	3.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Domestic Equity Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
France - 1.2
Canada - 1.0
Taiwan - 0.6
Bailiwick Of Jersey - 0.4
Portugal - 0.3
United Kingdom - 0.3
Israel - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.6
Exxon Mobil Corp	2.4
Allison Transmission Holdings Inc	2.1
Norfolk Southern Corp	2.0
Westinghouse Air Brake Technologies Corp	2.0
UnitedHealth Group Inc	1.9
Bank of America Corp	1.9
Cisco Systems Inc	1.7
Boeing Co	1.7
Walmart Inc	1.6
19.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912634.100    2461-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class I : FLUIX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.82%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	22.82%	12.19%	9.86%
Russell 1000® Value Index	19.54%	10.15%	9.42%
Russell 1000® Index	26.71%	14.97%	13.54%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Industrials	14.2
Health Care	14.2
Information Technology	9.6
Consumer Staples	7.2
Energy	6.6
Consumer Discretionary	6.0
Real Estate	4.4
Utilities	4.3
Communication Services	4.0
Materials	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Domestic Equity Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
France - 1.3
Canada - 1.0
Taiwan - 0.6
Bailiwick Of Jersey - 0.3
United Kingdom - 0.3
Portugal - 0.3
Israel - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.7
Exxon Mobil Corp	2.4
Bank of America Corp	2.1
Norfolk Southern Corp	2.0
Allison Transmission Holdings Inc	2.0
Westinghouse Air Brake Technologies Corp	2.0
UnitedHealth Group Inc	1.9
JPMorgan Chase & Co	1.8
Boeing Co	1.7
Walmart Inc	1.6
20.2
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912642.100    1814-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class C : FMPEX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 205	1.87%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	18.12%	11.80%	7.51%
Class C	19.12%	11.80%	7.51%
Russell Midcap® Value Index	19.18%	9.78%	8.63%
Russell 3000® Index	26.32%	14.60%	13.21%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	17.6
Materials	9.6
Consumer Discretionary	9.0
Real Estate	8.5
Health Care	8.0
Information Technology	7.8
Utilities	7.4
Energy	6.6
Consumer Staples	5.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 2.4
Germany - 0.6
Bailiwick Of Jersey - 0.6
Zambia - 0.5
United Kingdom - 0.5
Spain - 0.4
Ireland - 0.3
Belgium - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sun Communities Inc	1.6
Welltower Inc	1.1
PG&E Corp	1.1
Coca-Cola Consolidated Inc	1.1
Hartford Financial Services Group Inc/The	1.0
Corteva Inc	1.0
Sempra	1.0
US Foods Holding Corp	1.0
Weatherford International PLC	1.0
UGI Corp	1.0
10.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912646.100    1818-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity® Mid Cap Value Fund : FSMVX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 92	0.83%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mid Cap Value Fund	20.35%	12.98%	8.47%
Russell Midcap® Value Index	19.18%	9.78%	8.63%
Russell 3000® Index	26.32%	14.60%	13.21%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	17.6
Materials	9.6
Consumer Discretionary	9.0
Real Estate	8.5
Health Care	8.0
Information Technology	7.8
Utilities	7.4
Energy	6.6
Consumer Staples	5.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 2.4
Germany - 0.6
Bailiwick Of Jersey - 0.6
Zambia - 0.5
United Kingdom - 0.5
Spain - 0.4
Ireland - 0.3
Belgium - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sun Communities Inc	1.6
Welltower Inc	1.1
PG&E Corp	1.1
Coca-Cola Consolidated Inc	1.1
Hartford Financial Services Group Inc/The	1.0
Corteva Inc	1.0
Sempra	1.0
US Foods Holding Corp	1.0
Weatherford International PLC	1.0
UGI Corp	1.0
10.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912650.100    762-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity® Stock Selector Large Cap Value Fund : FSLVX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 92	0.83%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Stock Selector Large Cap Value Fund	22.78%	12.18%	9.88%
Russell 1000® Value Index	19.54%	10.15%	9.42%
Russell 1000® Index	26.71%	14.97%	13.54%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.2
Industrials	14.2
Health Care	14.2
Information Technology	9.6
Consumer Staples	7.2
Energy	6.6
Consumer Discretionary	6.0
Real Estate	4.4
Utilities	4.3
Communication Services	4.0
Materials	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Domestic Equity Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
France - 1.3
Canada - 1.0
Taiwan - 0.6
Bailiwick Of Jersey - 0.3
United Kingdom - 0.3
Portugal - 0.3
Israel - 0.1
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.7
Exxon Mobil Corp	2.4
Bank of America Corp	2.1
Norfolk Southern Corp	2.0
Allison Transmission Holdings Inc	2.0
Westinghouse Air Brake Technologies Corp	2.0
UnitedHealth Group Inc	1.9
JPMorgan Chase & Co	1.8
Boeing Co	1.7
Walmart Inc	1.6
20.2
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912644.100    708-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class M : FMPTX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 151	1.37%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	15.51%	11.56%	7.49%
Class M (without 3.50% sales charge)	19.70%	12.36%	7.87%
Russell Midcap® Value Index	19.18%	9.78%	8.63%
Russell 3000® Index	26.32%	14.60%	13.21%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	17.6
Materials	9.6
Consumer Discretionary	9.0
Real Estate	8.5
Health Care	8.0
Information Technology	7.8
Utilities	7.4
Energy	6.6
Consumer Staples	5.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 2.4
Germany - 0.6
Bailiwick Of Jersey - 0.6
Zambia - 0.5
United Kingdom - 0.5
Spain - 0.4
Ireland - 0.3
Belgium - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sun Communities Inc	1.6
Welltower Inc	1.1
PG&E Corp	1.1
Coca-Cola Consolidated Inc	1.1
Hartford Financial Services Group Inc/The	1.0
Corteva Inc	1.0
Sempra	1.0
US Foods Holding Corp	1.0
Weatherford International PLC	1.0
UGI Corp	1.0
10.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912647.100    1819-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Mid Cap Value K6 Fund Fidelity® Mid Cap Value K6 Fund : FCMVX

This annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 49	0.45%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within real estate, where our picks in equity real estate investment trusts helped most. Picks in materials also boosted relative performance. Also bolstering our relative result were stock picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+315%), followed by an overweight in Constellation Energy (+143%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in energy. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result. Also hurting our result were stock picks and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was our non-benchmark stake in Weatherford International (-39%). This was a position we established this period. The company was one of our biggest holdings at period end. A non-benchmark stake in Atkore returned approximately -49% and was a second notable relative detractor. The stock was not in the portfolio at the end of the period. Another relative detractor was an overweight in ON Semiconductor (-27%). The company was the fund's second-biggest holding at period end.
•Notable changes in positioning include higher allocations to the consumer staples and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Mid Cap Value K6 Fund	19.49%	12.89%	9.32%
Russell Midcap® Value Index	19.18%	9.78%	8.70%
Russell 3000® Index	26.32%	14.60%	14.03%
A   From May 25, 2017
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$30,117,734
Number of Holdings	191
Total Advisory Fee	$198,523
Portfolio Turnover	140%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.9
Financials	17.1
Materials	9.4
Consumer Discretionary	9.3
Information Technology	8.3
Real Estate	8.3
Health Care	8.0
Utilities	7.1
Energy	6.6
Consumer Staples	5.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 2.5
Germany - 0.6
Bailiwick Of Jersey - 0.5
Zambia - 0.5
United Kingdom - 0.4
Spain - 0.4
Ireland - 0.3
Belgium - 0.3

TOP HOLDINGS (% of Fund's net assets)
Sun Communities Inc	1.5
ON Semiconductor Corp	1.2
Welltower Inc	1.1
PG&E Corp	1.0
Hartford Financial Services Group Inc/The	1.0
Corteva Inc	1.0
Laureate Education Inc	1.0
Sempra	1.0
Coca-Cola Consolidated Inc	1.0
Weatherford International PLC	1.0
10.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912636.100    2956-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class A : FMPAX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 124	1.12%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	13.10%	11.33%	7.52%
Class A (without 5.75% sales charge)	20.00%	12.66%	8.16%
Russell Midcap® Value Index	19.18%	9.78%	8.63%
Russell 3000® Index	26.32%	14.60%	13.21%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.4
Financials	17.6
Materials	9.6
Consumer Discretionary	9.0
Real Estate	8.5
Health Care	8.0
Information Technology	7.8
Utilities	7.4
Energy	6.6
Consumer Staples	5.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 2.4
Germany - 0.6
Bailiwick Of Jersey - 0.6
Zambia - 0.5
United Kingdom - 0.5
Spain - 0.4
Ireland - 0.3
Belgium - 0.2

TOP HOLDINGS (% of Fund's net assets)
Sun Communities Inc	1.6
Welltower Inc	1.1
PG&E Corp	1.1
Coca-Cola Consolidated Inc	1.1
Hartford Financial Services Group Inc/The	1.0
Corteva Inc	1.0
Sempra	1.0
US Foods Holding Corp	1.0
Weatherford International PLC	1.0
UGI Corp	1.0
10.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912645.100    1816-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series All-Sector Equity Fund Fidelity® Series All-Sector Equity Fund : FSAEX

This annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the Russell 1000 Index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Picks in health care, primarily within the health care equipment & services industry, and communication services also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Broadcom (+89%). This period we meaningfully increased our position in Broadcom, which was one of the largest holdings. Not owning Intel, a benchmark component that returned roughly -54%, was a second notable relative contributor. It also helped to overweight Boston Scientific (+61%). The company was among the top holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in the software & services industry within the information technology sector. Security selection in energy and materials also hurt for the year, as did the fund's position in cash.
•The biggest individual relative detractor was a stake in MongoDB (-40%). The stock was not held at period end. The second-largest relative detractor was an overweight in Advanced Micro Devices (-29%). Not owning Palantir Technologies, a benchmark component that gained about 413%, was another notable relative detractor.
•Notable changes in positioning include a lower allocation to health care stocks.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series All-Sector Equity Fund	27.83%	17.24%	14.32%
Russell 1000® Index	26.71%	14.97%	13.54%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,014,543,190
Number of Holdings	269
Total Advisory Fee	$0
Portfolio Turnover	51%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.6
Financials	14.7
Consumer Discretionary	11.7
Health Care	10.1
Communication Services	9.5
Industrials	9.5
Consumer Staples	5.2
Energy	3.1
Real Estate	2.2
Materials	2.2
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Bailiwick Of Jersey - 0.2
United Kingdom - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.5
NVIDIA Corp	5.9
Apple Inc	5.4
Amazon.com Inc	4.5
Alphabet Inc Class C	4.1
Broadcom Inc	3.1
Meta Platforms Inc Class A	2.4
Exxon Mobil Corp	1.6
Tesla Inc	1.6
Wells Fargo & Co	1.2
36.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912632.100    2115-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series Value Discovery Fund Fidelity® Series Value Discovery Fund : FNKLX

This annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within consumer staples, where our picks among food, beverage & tobacco firms hurt most. Also weighing on our relative result was stock selection in utilities and information technology, primarily within the software & services industry.
•The largest individual relative detractor was an overweight in Comcast (-25%). The stock was one of our largest holdings this period. An outsized stake in Centene (-15%), one of the fund's biggest holdings on January 31, hurt as well. Another notable relative detractor this period was avoiding Walmart, a benchmark component that gained roughly 80%.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in consumer discretionary, primarily within the consumer durables & apparel industry. An overweight in financials, especially banks, and an underweight in real estate, particularly among real estate investment trusts, further boosted the fund's relative performance.
•Not owning Intel, a benchmark component that returned about -54%, was the top individual relative contributor. A stake in Constellation Energy (+53%) also helped, though the stock was not held at period end. An overweight in JPMorgan Chase (+57%) was another plus. The stock was the fund's largest holding at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2015 through January 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Value Discovery Fund	11.85%	10.52%	9.02%
Russell 3000® Value Index	19.32%	10.08%	9.32%
Russell 3000® Index	26.32%	14.60%	13.21%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$12,730,516,275
Number of Holdings	110
Total Advisory Fee	$0
Portfolio Turnover	50%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.6
Health Care	15.7
Industrials	12.7
Consumer Staples	10.1
Information Technology	7.9
Energy	7.4
Consumer Discretionary	4.9
Utilities	4.3
Communication Services	4.2
Materials	3.1
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
United Kingdom - 4.6
Canada - 2.4
Korea (South) - 0.9
Germany - 0.7
France - 0.3
Sweden - 0.1
Monaco - 0.0

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	4.1
Exxon Mobil Corp	3.9
Chubb Ltd	2.8
The Travelers Companies, Inc.	2.8
UnitedHealth Group Inc	2.6
Cigna Group/The	2.5
Bank of America Corp	2.4
Cisco Systems Inc	2.4
Berkshire Hathaway Inc Class B	2.4
Centene Corp	2.2
28.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912633.100    2453-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, January 31, 2025, Fidelity Devonshire Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Equity-Income K6 Fund, Fidelity Mid Cap Value K6 Fund, Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income K6 Fund	$49,300	$-	$8,000	$1,000
Fidelity Mid Cap Value K6 Fund	$37,300	$-	$5,800	$800
Fidelity Series All-Sector Equity Fund	$43,400	$-	$8,700	$900
Fidelity Series Value Discovery Fund	$44,600	$-	$10,900	$1,000

January 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income K6 Fund	$59,100	$-	$9,800	$1,200
Fidelity Mid Cap Value K6 Fund	$37,800	$-	$7,400	$900
Fidelity Series All-Sector Equity Fund	$41,600	$-	$7,400	$1,100
Fidelity Series Value Discovery Fund	$43,300	$-	$9,800	$1,200

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Equity-Income Fund,

Fidelity Mid Cap Value Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Stock Selector Large Cap Value Fund (the “Funds”):

Services Billed by PwC

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income Fund	$60,200	$5,500	$18,000	$1,900
Fidelity Mid Cap Value Fund	$46,400	$4,200	$11,200	$1,500
Fidelity Series Stock Selector Large Cap Value Fund	$42,100	$3,800	$8,400	$1,300
Fidelity Stock Selector Large Cap Value Fund	$45,900	$4,200	$8,600	$1,500

January 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income Fund	$79,100	$5,400	$38,000	$1,800
Fidelity Mid Cap Value Fund	$52,700	$4,100	$10,900	$1,400
Fidelity Series Stock Selector Large Cap Value Fund	$40,700	$3,700	$15,300	$1,200
Fidelity Stock Selector Large Cap Value Fund	$44,500	$4,100	$8,400	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2025A	January 31, 2024A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.

Services Billed by PwC

	January 31, 2025A	January 31, 2024A
Audit-Related Fees	$10,640,500	$8,881,200
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2025A	January 31, 2024A
Deloitte Entities	$2,832,900	$6,338,300
PwC	$15,863,100	$14,332,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series All-Sector Equity Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Value Discovery Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series All-Sector Equity Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Aptiv PLC	120,800	7,540,336
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	13,300	2,773,715
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	188,700	5,670,435
UNITED STATES - 97.5%
Communication Services - 9.5%
Diversified Telecommunication Services - 0.6%
AT&T Inc	941,300	22,337,049
Entertainment - 2.3%
Live Nation Entertainment Inc (b)	40,700	5,888,476
Netflix Inc (b)	38,710	37,810,380
ROBLOX Corp Class A (b)	67,200	4,775,904
Roku Inc Class A (b)	25,600	2,118,656
Spotify Technology SA (b)	22,770	12,490,484
TKO Group Holdings Inc Class A (b)	23,721	3,681,736
Walt Disney Co/The	194,087	21,943,476
Warner Bros Discovery Inc (b)	475,800	4,967,352
		93,676,464
Interactive Media & Services - 6.6%
Alphabet Inc Class C	792,320	162,900,992
Meta Platforms Inc Class A	141,440	97,477,619
Reddit Inc Class A	17,400	3,472,170
		263,850,781
Media - 0.0%
Liberty Broadband Corp Class A (b)	39,700	3,018,391
Consumer Discretionary - 11.5%
Automobile Components - 0.1%
Lear Corp	28,700	2,700,383
Automobiles - 1.8%
General Motors Co	151,500	7,493,190
Tesla Inc (b)	158,200	64,007,720
		71,500,910
Broadline Retail - 4.6%
Amazon.com Inc (b)	759,680	180,560,743
Etsy Inc (b)	75,600	4,151,196
Macy's Inc	81,200	1,265,096
		185,977,035
Distributors - 0.2%
Genuine Parts Co	75,200	8,742,000
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc (b)	16,500	2,022,900
Service Corp International/US	36,700	2,867,004
		4,889,904
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	83,600	10,965,812
Booking Holdings Inc	570	2,700,409
Caesars Entertainment Inc (b)	200,100	7,213,605
Churchill Downs Inc	1,800	222,444
Domino's Pizza Inc	18,900	8,488,368
DraftKings Inc Class A (b)	110,400	4,631,280
Hilton Grand Vacations Inc (b)	120,800	4,976,960
Marriott International Inc/MD Class A1	41,100	11,943,249
McDonald's Corp	18,100	5,225,470
Red Rock Resorts Inc Class A	92,400	4,532,220
Yum! Brands Inc	73,200	9,552,600
		70,452,417
Household Durables - 0.2%
DR Horton Inc	15,900	2,256,210
PulteGroup Inc	11,100	1,262,958
Tempur Sealy International Inc	59,000	3,725,260
		7,244,428
Specialty Retail - 2.2%
AutoZone Inc (b)	900	3,015,189
Dick's Sporting Goods Inc	36,200	8,689,810
Home Depot Inc/The	61,279	25,245,722
Lithia Motors Inc Class A	14,000	5,265,400
Lowe's Cos Inc	121,900	31,698,876
Ross Stores Inc	95,100	14,318,256
Wayfair Inc Class A (b)	3,500	169,295
		88,402,548
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (b)	65,200	1,615,656
NIKE Inc Class B	110,200	8,474,380
PVH Corp	57,400	5,143,040
Tapestry Inc	83,600	6,097,784
		21,330,860
TOTAL CONSUMER DISCRETIONARY		461,240,485

Consumer Staples - 5.2%
Beverages - 1.6%
Coca-Cola Co/The	412,202	26,166,583
Constellation Brands Inc Class A	42,543	7,691,774
Keurig Dr Pepper Inc	280,318	8,998,208
Molson Coors Beverage Co Class B	10,700	585,825
Monster Beverage Corp (b)	106,947	5,209,388
PepsiCo Inc	87,285	13,152,977
		61,804,755
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc	82,166	1,647,428
Costco Wholesale Corp	28,042	27,477,795
Target Corp	77,104	10,633,413
Walmart Inc	309,219	30,352,937
		70,111,573
Food Products - 0.5%
Archer-Daniels-Midland Co	49,480	2,534,860
Bunge Global SA	12,815	975,606
Hershey Co/The	4,000	597,000
JM Smucker Co	61,688	6,593,830
Lamb Weston Holdings Inc	55,306	3,315,042
Mondelez International Inc	104,797	6,077,178
		20,093,516
Household Products - 0.9%
Procter & Gamble Co/The	214,491	35,603,361
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	38,983	3,252,352
Kenvue Inc	289,186	6,156,770
		9,409,122
Tobacco - 0.2%
Philip Morris International Inc	76,453	9,954,181
TOTAL CONSUMER STAPLES		206,976,508

Energy - 3.0%
Energy Equipment & Services - 0.1%
Weatherford International PLC	40,700	2,562,065
Oil, Gas & Consumable Fuels - 2.9%
ConocoPhillips	224,600	22,197,218
DT Midstream Inc	24,500	2,476,460
Expand Energy Corp	58,809	5,974,994
Exxon Mobil Corp	610,724	65,243,645
Hess Corp	15,300	2,127,159
Marathon Petroleum Corp	19,700	2,870,487
Murphy Oil Corp (c)	118,300	3,150,329
Targa Resources Corp	25,100	4,939,680
Valero Energy Corp	66,400	8,831,200
		117,811,172
TOTAL ENERGY		120,373,237

Financials - 14.7%
Banks - 4.6%
Bank of America Corp	796,062	36,857,671
Citigroup Inc	242,171	19,719,985
First Horizon Corp	286,500	6,271,485
JPMorgan Chase & Co	86,238	23,051,417
KeyCorp	400,318	7,197,718
M&T Bank Corp	43,414	8,736,633
Truist Financial Corp	219,200	10,438,304
US Bancorp	486,173	23,229,346
Wells Fargo & Co	623,548	49,135,582
		184,638,141
Capital Markets - 3.7%
Bank of New York Mellon Corp/The	177,082	15,216,656
Blackrock Inc	7,270	7,818,885
Cboe Global Markets Inc	35,876	7,330,543
Charles Schwab Corp/The	137,800	11,398,816
Coinbase Global Inc Class A (b)	6,400	1,864,512
DigitalBridge Group Inc Class A	90,800	996,075
Intercontinental Exchange Inc	79,100	12,642,553
LPL Financial Holdings Inc	35,320	12,958,555
MarketAxess Holdings Inc	52,168	11,509,826
Morgan Stanley	174,528	24,159,911
Northern Trust Corp	85,400	9,589,566
Robinhood Markets Inc Class A (b)	128,400	6,670,380
State Street Corp	110,500	11,229,010
StepStone Group Inc Class A	28,096	1,800,392
Tradeweb Markets Inc Class A	39,800	5,050,620
Virtu Financial Inc Class A	157,726	6,318,504
		146,554,804
Consumer Finance - 0.2%
Discover Financial Services	47,422	9,536,090
Financial Services - 3.3%
Affirm Holdings Inc Class A (b)	56,400	3,444,348
Apollo Global Management Inc	130,434	22,301,605
AvidXchange Holdings Inc (b)	531,957	5,638,744
Block Inc Class A (b)	232,530	21,118,375
Fiserv Inc (b)	83,364	18,009,959
Mastercard Inc Class A	39,677	22,037,796
PayPal Holdings Inc (b)	71,400	6,324,612
UWM Holdings Corp Class A (c)	525,525	3,168,916
Visa Inc Class A	85,256	29,140,501
Voya Financial Inc	36,523	2,592,767
		133,777,623
Insurance - 2.9%
Arch Capital Group Ltd	60,644	5,644,137
Arthur J Gallagher & Co	44,265	13,360,062
Chubb Ltd	80,532	21,895,041
Everest Group Ltd	997	346,467
Hartford Financial Services Group Inc/The	137,747	15,365,678
Marsh & McLennan Cos Inc	79,905	17,329,796
Progressive Corp/The	27,040	6,663,738
Reinsurance Group of America Inc	24,938	5,682,373
The Travelers Companies, Inc.	57,700	14,146,886
Unum Group	52,040	3,968,050
Willis Towers Watson PLC	33,400	11,007,471
		115,409,699
TOTAL FINANCIALS		589,916,357

Health Care - 10.1%
Biotechnology - 2.1%
AbbVie Inc	206,800	38,030,520
Alnylam Pharmaceuticals Inc (b)	63,100	17,119,661
Exact Sciences Corp (b)	57,600	3,228,480
Gilead Sciences Inc	286,000	27,799,200
		86,177,861
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	220,900	28,259,737
Boston Scientific Corp (b)	477,810	48,908,632
Cooper Cos Inc/The (b)	31,800	3,070,290
Insulet Corp (b)	35,500	9,882,490
Intuitive Surgical Inc (b)	42,300	24,190,524
Masimo Corp (b)	31,700	5,523,091
ResMed Inc	35,300	8,337,154
Stryker Corp	70,200	27,468,558
		155,640,476
Health Care Providers & Services - 1.7%
Cencora Inc	59,000	14,998,390
Tenet Healthcare Corp (b)	65,700	9,256,473
UnitedHealth Group Inc	83,800	45,460,662
		69,715,525
Life Sciences Tools & Services - 0.4%
Danaher Corp	62,100	13,832,154
Thermo Fisher Scientific Inc	4,700	2,809,425
		16,641,579
Pharmaceuticals - 1.9%
Elanco Animal Health Inc (b)	587,200	7,064,016
Eli Lilly & Co	44,966	36,471,023
Merck & Co Inc	323,200	31,938,624
Royalty Pharma PLC Class A	42,800	1,351,624
		76,825,287
TOTAL HEALTH CARE		405,000,728

Industrials - 9.5%
Aerospace & Defense - 2.9%
Axon Enterprise Inc (b)	17,000	11,087,060
Boeing Co (b)	109,395	19,310,405
GE Aerospace	182,489	37,149,286
Howmet Aerospace Inc	114,100	14,442,778
Lockheed Martin Corp	28,600	13,240,370
Northrop Grumman Corp	13,400	6,529,418
TransDigm Group Inc	11,000	14,886,740
		116,646,057
Building Products - 0.8%
Trane Technologies PLC	86,000	31,196,500
Construction & Engineering - 0.2%
Quanta Services Inc	27,300	8,397,753
Electrical Equipment - 1.5%
AMETEK Inc	116,900	21,575,064
Eaton Corp PLC	26,300	8,585,372
GE Vernova Inc	43,717	16,301,195
Hubbell Inc	21,100	8,925,511
Vertiv Holdings Co Class A	36,200	4,236,124
		59,623,266
Ground Transportation - 1.2%
CSX Corp	327,500	10,764,925
Old Dominion Freight Line Inc	69,500	12,899,895
Uber Technologies Inc (b)	179,600	12,006,260
Union Pacific Corp	48,100	11,918,699
		47,589,779
Industrial Conglomerates - 0.2%
Honeywell International Inc	43,600	9,754,192
Machinery - 2.7%
Caterpillar Inc	44,100	16,380,504
Deere & Co	8,900	4,241,384
Dover Corp	94,200	19,186,656
Fortive Corp	71,400	5,806,962
Ingersoll Rand Inc	225,000	21,105,000
Parker-Hannifin Corp	43,700	30,898,085
Westinghouse Air Brake Technologies Corp	46,500	9,668,280
		107,286,871
TOTAL INDUSTRIALS		380,494,418

Information Technology - 27.5%
Communications Equipment - 0.5%
Arista Networks Inc	208,900	24,071,547
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd (b)	494,561	20,598,466
Jabil Inc	118,900	19,310,549
		39,909,015
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices Inc (b)	93,426	10,832,745
Astera Labs Inc (b)	94,116	9,545,244
Broadcom Inc	570,200	126,168,154
Marvell Technology Inc	234,400	26,454,384
NVIDIA Corp	1,962,300	235,613,361
		408,613,888
Software - 9.7%
AppLovin Corp Class A (b)	47,100	17,407,689
Datadog Inc Class A (b)	211,000	30,111,810
Microsoft Corp	629,300	261,197,258
MicroStrategy Inc Class A (b)(c)	11,400	3,816,606
Oracle Corp	258,900	44,028,534
Samsara Inc Class A (b)	387,400	19,951,100
Zscaler Inc (b)	56,000	11,345,040
		387,858,037
Technology Hardware, Storage & Peripherals - 6.1%
Apple Inc	927,036	218,780,496
Dell Technologies Inc Class C	255,600	26,480,160
		245,260,656
TOTAL INFORMATION TECHNOLOGY		1,105,713,143

Materials - 2.2%
Chemicals - 1.4%
Air Products and Chemicals Inc	20,277	6,798,067
Axalta Coating Systems Ltd (b)	95,600	3,435,864
Balchem Corp	13,200	2,111,472
Cabot Corp	15,100	1,305,697
CF Industries Holdings Inc	27,100	2,498,891
Chemours Co/The	103,300	1,961,667
Corteva Inc	72,500	4,732,075
Ecolab Inc	32,800	8,206,232
Element Solutions Inc	118,400	3,055,904
Linde PLC	38,086	16,990,926
Sherwin-Williams Co/The	5,800	2,077,328
Tronox Holdings PLC	112,700	1,157,429
		54,331,552
Construction Materials - 0.1%
CRH PLC	13,600	1,346,808
Martin Marietta Materials Inc	4,839	2,632,997
Vulcan Materials Co	11,200	3,070,480
		7,050,285
Containers & Packaging - 0.3%
AptarGroup Inc	26,400	4,148,760
Avery Dennison Corp	10,000	1,857,300
Crown Holdings Inc	19,000	1,669,340
International Paper Co	79,000	4,394,770
		12,070,170
Metals & Mining - 0.4%
ATI Inc (b)	39,700	2,266,473
Freeport-McMoRan Inc	199,534	7,153,294
Ivanhoe Electric Inc / US (b)	63,600	376,512
Newmont Corp	54,600	2,332,512
Nucor Corp	24,700	3,172,221
		15,301,012
TOTAL MATERIALS		88,753,019

Real Estate - 2.2%
Health Care REITs - 0.3%
Omega Healthcare Investors Inc	50,200	1,860,412
Ventas Inc	59,700	3,607,074
Welltower Inc	53,600	7,315,328
		12,782,814
Industrial REITs - 0.3%
Prologis Inc	57,500	6,856,875
Terreno Realty Corp	50,100	3,277,542
		10,134,417
Office REITs - 0.0%
COPT Defense Properties	74,300	2,187,392
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	19,500	2,822,430
Jones Lang LaSalle Inc (b)	11,000	3,110,800
		5,933,230
Residential REITs - 0.4%
Invitation Homes Inc	218,000	6,790,700
Mid-America Apartment Communities Inc	33,100	5,050,398
Sun Communities Inc	22,500	2,846,250
		14,687,348
Retail REITs - 0.3%
Curbline Properties Corp	86,550	2,117,879
Macerich Co/The	76,600	1,591,748
NNN REIT Inc	71,700	2,824,263
Tanger Inc	122,400	4,017,168
		10,551,058
Specialized REITs - 0.8%
American Tower Corp	55,300	10,227,735
CubeSmart	138,800	5,787,960
Digital Realty Trust Inc	25,150	4,121,079
Equinix Inc	9,200	8,405,672
Extra Space Storage Inc	7,934	1,221,836
Four Corners Property Trust Inc	39,700	1,088,971
Public Storage Operating Co	7,800	2,328,144
		33,181,397
TOTAL REAL ESTATE		89,457,656

Utilities - 2.1%
Electric Utilities - 1.4%
American Electric Power Co Inc	21,700	2,134,412
Constellation Energy Corp	21,388	6,415,972
Duke Energy Corp	55,200	6,181,848
Edison International	19,800	1,069,200
Entergy Corp	68,200	5,529,656
Evergy Inc	45,800	2,938,986
Eversource Energy	28,318	1,633,382
Exelon Corp	117,300	4,692,000
FirstEnergy Corp	40,500	1,611,900
NextEra Energy Inc	139,414	9,976,467
NRG Energy Inc	3,800	389,272
PG&E Corp	177,293	2,774,635
PPL Corp	86,600	2,909,760
Southern Co/The	49,000	4,113,550
TXNM Energy Inc	46,800	2,262,780
Xcel Energy Inc	53,000	3,561,600
		58,195,420
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	148,600	1,634,599
Vistra Corp	31,000	5,208,930
		6,843,529
Multi-Utilities - 0.5%
Ameren Corp	45,600	4,295,520
CenterPoint Energy Inc	109,800	3,576,186
Consolidated Edison Inc	12,000	1,124,880
NiSource Inc	89,200	3,327,160
Public Service Enterprise Group Inc	9,600	801,984
Sempra	61,488	5,099,200
		18,224,930
TOTAL UTILITIES		83,263,879

TOTAL UNITED STATES		3,914,072,115
TOTAL COMMON STOCKS (Cost $1,981,923,442)		3,930,056,601

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Skyryse Inc Series B (b)(d)(e) (Cost $935,371)	37,900	997,149

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $1,258,308)	69,906	532,683

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/27/2025 (g)	4.44 to 4.45	950,000	947,318
US Treasury Bills 0% 4/24/2025 (g)	4.26	240,000	237,769
US Treasury Bills 0% 4/3/2025 (g)	4.24 to 4.26	960,000	953,350
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,137,828)			2,138,437

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	75,181,538	75,196,575
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	538,296	538,350
TOTAL MONEY MARKET FUNDS (Cost $75,733,804)			75,734,925

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,061,988,753)	4,009,459,795
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,083,395
NET ASSETS - 100.0%	4,014,543,190

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	138	Mar 2025	41,864,025	608,594	608,594

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $997,149 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,138,437.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Skyryse Inc Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,613,975	812,166,937	792,584,613	2,826,241	276	-	75,196,575	75,181,538	0.1%
Fidelity Securities Lending Cash Central Fund	2,333,484	70,853,465	72,648,599	6,327	-	-	538,350	538,296	0.0%
Total	57,947,459	883,020,402	865,233,212	2,832,568	276	-	75,734,925	75,719,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	382,882,685	382,882,685	-	-
Consumer Discretionary	468,780,821	468,780,821	-	-
Consumer Staples	206,976,508	206,976,508	-	-
Energy	126,043,672	126,043,672	-	-
Financials	589,916,357	589,916,357	-	-
Health Care	405,000,728	405,000,728	-	-
Industrials	380,494,418	380,494,418	-	-
Information Technology	1,108,486,858	1,108,486,858	-	-
Materials	88,753,019	88,753,019	-	-
Real Estate	89,457,656	89,457,656	-	-
Utilities	83,263,879	83,263,879	-	-

Convertible Preferred Stocks
Information Technology	997,149	-	-	997,149

Non-Convertible Preferred Stocks
Industrials	532,683	-	-	532,683

U.S. Treasury Obligations	2,138,437	-	2,138,437	-

Money Market Funds	75,734,925	75,734,925	-	-
Total Investments in Securities:	4,009,459,795	4,005,791,526	2,138,437	1,529,832
Derivative Instruments:

Assets
Futures Contracts	608,594	608,594	-	-
Total Assets	608,594	608,594	-	-
Total Derivative Instruments:	608,594	608,594	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	608,594	0
Total Equity Risk	608,594	0
Total Value of Derivatives	608,594	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series All-Sector Equity Fund
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $503,521) - See accompanying schedule:
Unaffiliated issuers (cost $1,986,254,949)	$3,933,724,870
Fidelity Central Funds (cost $75,733,804)	75,734,925

Total Investment in Securities (cost $2,061,988,753)		$4,009,459,795
Cash		14,959
Receivable for investments sold		7,034,764
Receivable for fund shares sold		11,074,378
Dividends receivable		1,928,494
Distributions receivable from Fidelity Central Funds		230,612
Other receivables		170,152
Total assets		4,029,913,154
Liabilities
Payable for investments purchased	$8,322,753
Payable for fund shares redeemed	6,273,705
Payable for daily variation margin on futures contracts	220,800
Other payables and accrued expenses	14,356
Collateral on securities loaned	538,350
Total liabilities		15,369,964
Net Assets		$4,014,543,190
Net Assets consist of:
Paid in capital		$2,000,080,253
Total accumulated earnings (loss)		2,014,462,937
Net Assets		$4,014,543,190
Net Asset Value, offering price and redemption price per share ($4,014,543,190 ÷ 311,603,867 shares)		$12.88
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$41,831,171
Interest		108,523
Income from Fidelity Central Funds (including $6,327 from security lending)		2,832,568
Total income		44,772,262
Expenses
Custodian fees and expenses	$50,106
Independent trustees' fees and expenses	15,179
Miscellaneous	54
Total expenses before reductions	65,339
Expense reductions	(1,381)
Total expenses after reductions		63,958
Net Investment income (loss)		44,708,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	303,523,597
Fidelity Central Funds	276
Futures contracts	4,988,583
Total net realized gain (loss)		308,512,456
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	541,161,192
Unfunded commitments	24,412
Assets and liabilities in foreign currencies	(3,639)
Futures contracts	8,724
Total change in net unrealized appreciation (depreciation)		541,190,689
Net gain (loss)		849,703,145
Net increase (decrease) in net assets resulting from operations		$894,411,449
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,708,304	$40,243,805
Net realized gain (loss)	308,512,456	201,038,216
Change in net unrealized appreciation (depreciation)	541,190,689	410,345,397
Net increase (decrease) in net assets resulting from operations	894,411,449	651,627,418
Distributions to shareholders	(331,954,748)	(167,447,530)

Share transactions
Proceeds from sales of shares	637,612,688	290,755,233
Reinvestment of distributions	331,954,748	167,447,530
Cost of shares redeemed	(726,047,059)	(685,274,216)

Net increase (decrease) in net assets resulting from share transactions	243,520,377	(227,071,453)
Total increase (decrease) in net assets	805,977,078	257,108,435

Net Assets
Beginning of period	3,208,566,112	2,951,457,677
End of period	$4,014,543,190	$3,208,566,112

Other Information
Shares
Sold	51,015,624	28,417,864
Issued in reinvestment of distributions	26,427,258	16,480,799
Redeemed	(57,871,773)	(67,713,383)
Net increase (decrease)	19,571,109	(22,814,720)

Financial Highlights
Fidelity® Series All-Sector Equity Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$9.37	$11.24	$11.39	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.15	.14	.12	.13	.15 C
Net realized and unrealized gain (loss)	2.86	2.07	(.95)	2.21	2.22
Total from investment operations	3.01	2.21	(.83)	2.34	2.37
Distributions from net investment income	(.15)	(.14)	(.13)	(.14)	(.17)
Distributions from net realized gain	(.97)	(.46)	(.91)	(2.35)	(1.23)
Total distributions	(1.12)	(.59) D	(1.04)	(2.49)	(1.39) D
Net asset value, end of period	$12.88	$10.99	$9.37	$11.24	$11.39
Total Return E	27.83%	24.16%	(7.34)%	20.53%	24.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	1.21%	1.35%	1.26%	1.04%	1.47% C
Supplemental Data
Net assets, end of period (000 omitted)	$4,014,543	$3,208,566	$2,951,458	$3,715,243	$3,689,394
Portfolio turnover rate I	51%	41%	46%	44%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Stock Selector Large Cap Value Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Aptiv PLC	713,900	44,561,638
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd	2,202,800	66,916,861
MEG Energy Corp	3,831,100	62,817,018

TOTAL CANADA		129,733,879
FRANCE - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Capgemini SE	854,068	155,198,169
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	519,700	9,214,281
PORTUGAL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Galp Energia SGPS SA	2,611,300	43,703,156
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States)	169,400	6,000,148
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	365,658	76,539,533
UNITED KINGDOM - 0.3%
Communication Services - 0.3%
Media - 0.3%
WPP PLC	4,474,600	42,536,252
UNITED STATES - 93.6%
Communication Services - 3.7%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc	3,476,572	136,942,171
Entertainment - 0.9%
Walt Disney Co/The	961,451	108,701,650
Interactive Media & Services - 0.3%
Alphabet Inc Class A	162,625	33,178,753
Media - 1.4%
Comcast Corp Class A	4,235,762	142,575,749
Omnicom Group Inc	413,729	35,907,540
		178,483,289
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	39,559	9,216,060
Consumer Discretionary - 5.7%
Automobiles - 0.5%
General Motors Co	1,150,800	56,918,568
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings Inc	489,500	125,346,265
McDonald's Corp	433,100	125,035,970
		250,382,235
Household Durables - 0.5%
Tempur Sealy International Inc	1,092,300	68,967,822
Specialty Retail - 2.7%
Dick's Sporting Goods Inc	374,100	89,802,705
Lowe's Cos Inc	739,100	192,195,564
Williams-Sonoma Inc	293,700	62,079,369
		344,077,638
TOTAL CONSUMER DISCRETIONARY		720,346,263

Consumer Staples - 7.3%
Beverages - 2.0%
Coca-Cola Co/The	1,568,800	99,587,424
Coca-Cola Consolidated Inc	23,850	32,617,737
Constellation Brands Inc Class A	189,700	34,297,760
Keurig Dr Pepper Inc	1,345,500	43,190,550
Molson Coors Beverage Co Class B	102,000	5,584,500
Monster Beverage Corp (a)	360,500	17,559,955
PepsiCo Inc	106,600	16,063,554
		248,901,480
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc	446,200	8,946,310
Casey's General Stores Inc	18,700	7,887,099
Target Corp	311,000	42,890,010
Walmart Inc	2,112,813	207,393,725
		267,117,144
Food Products - 0.8%
Archer-Daniels-Midland Co	274,200	14,047,266
Bunge Global SA	107,900	8,214,427
Hershey Co/The	21,600	3,223,800
JM Smucker Co	230,500	24,638,145
Kraft Heinz Co/The	171,700	5,123,528
Lamb Weston Holdings Inc	60,600	3,632,364
Mondelez International Inc	692,952	40,184,286
		99,063,816
Household Products - 1.4%
Procter & Gamble Co/The	1,063,772	176,575,514
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	71,400	5,956,902
Kenvue Inc	1,515,400	32,262,866
		38,219,768
Tobacco - 0.7%
Philip Morris International Inc	698,100	90,892,620
TOTAL CONSUMER STAPLES		920,770,342

Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Cheniere Energy Inc	288,100	64,433,565
Core Natural Resources Inc	417,658	37,731,224
Exxon Mobil Corp	2,820,400	301,303,332
Phillips 66	676,100	79,691,907
Shell PLC ADR	1,206,800	79,467,780
Targa Resources Corp	565,200	111,231,360
		673,859,168
Financials - 23.3%
Banks - 9.0%
Bank of America Corp	5,079,715	235,190,805
Citigroup Inc	1,647,077	134,121,480
First Horizon Corp	1,622,066	35,507,025
JPMorgan Chase & Co	641,738	171,536,567
KeyCorp	2,835,734	50,986,497
US Bancorp	3,601,178	172,064,285
Wells Fargo & Co	4,159,494	327,768,128
		1,127,174,787
Capital Markets - 6.6%
Bank of New York Mellon Corp/The	1,848,779	158,865,579
Blackrock Inc	118,584	127,537,092
Charles Schwab Corp/The	968,250	80,093,640
Intercontinental Exchange Inc	709,552	113,407,696
LPL Financial Holdings Inc	183,928	67,481,344
MarketAxess Holdings Inc	337,554	74,474,539
Morgan Stanley	1,022,002	141,475,737
State Street Corp	706,975	71,842,800
		835,178,427
Consumer Finance - 0.6%
Discover Financial Services	350,238	70,429,359
Financial Services - 2.9%
Affirm Holdings Inc Class A (a)	285,437	17,431,637
Apollo Global Management Inc	476,872	81,535,575
Berkshire Hathaway Inc Class B (a)	149,668	70,144,902
Block Inc Class A (a)	656,333	59,608,163
Fiserv Inc (a)	567,436	122,588,873
PayPal Holdings Inc (a)	215,540	19,092,533
		370,401,683
Insurance - 4.2%
Arthur J Gallagher & Co	414,757	125,181,958
Chubb Ltd	639,600	173,894,448
Hartford Financial Services Group Inc/The	1,451,326	161,895,415
Marsh & McLennan Cos Inc	11,400	2,472,432
The Travelers Companies, Inc.	274,030	67,186,675
		530,630,928
TOTAL FINANCIALS		2,933,815,184

Health Care - 14.1%
Biotechnology - 2.5%
AbbVie Inc	803,800	147,818,820
Gilead Sciences Inc	850,200	82,639,440
Moderna Inc (a)	63,300	2,495,286
Regeneron Pharmaceuticals Inc (a)	67,300	45,291,554
Vertex Pharmaceuticals Inc (a)	87,300	40,304,664
		318,549,764
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	866,500	110,851,345
Becton Dickinson & Co	369,300	91,438,680
Boston Scientific Corp (a)	1,550,900	158,750,124
Edwards Lifesciences Corp (a)	222,800	16,141,860
Medtronic PLC	353,100	32,068,542
Stryker Corp	257,400	100,718,046
		509,968,597
Health Care Providers & Services - 3.7%
Cencora Inc	374,200	95,125,382
Cigna Group/The	166,900	49,103,649
CVS Health Corp	65,400	3,693,792
HCA Healthcare Inc	51,800	17,089,338
Humana Inc	40,650	11,919,800
McKesson Corp	19,100	11,359,725
Molina Healthcare Inc (a)	112,000	34,765,920
Tenet Healthcare Corp (a)	34,400	4,846,616
UnitedHealth Group Inc	451,400	244,879,986
		472,784,208
Life Sciences Tools & Services - 1.5%
Danaher Corp	78,600	17,507,363
Thermo Fisher Scientific Inc	288,800	172,630,200
		190,137,563
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co	756,300	44,583,885
Johnson & Johnson	1,168,006	177,712,113
Pfizer Inc	2,418,100	64,128,012
		286,424,010
TOTAL HEALTH CARE		1,777,864,142

Industrials - 14.3%
Aerospace & Defense - 4.3%
Boeing Co (a)	1,161,715	205,065,932
GE Aerospace	710,552	144,647,071
Northrop Grumman Corp	244,656	119,213,529
RTX Corp	483,292	62,320,503
		531,247,035
Air Freight & Logistics - 0.2%
FedEx Corp	88,937	23,556,743
Construction & Engineering - 0.7%
Fluor Corp (a)	1,919,638	92,545,748
Electrical Equipment - 0.5%
Emerson Electric Co	473,200	61,492,340
Ground Transportation - 3.8%
Knight-Swift Transportation Holdings Inc	1,774,400	101,300,496
Norfolk Southern Corp	990,400	252,849,120
U-Haul Holding Co Class N	2,020,667	130,817,982
		484,967,598
Industrial Conglomerates - 0.3%
3M Co	273,116	41,568,255
Machinery - 4.1%
Allison Transmission Holdings Inc	2,241,900	263,512,926
Westinghouse Air Brake Technologies Corp	1,196,400	248,755,488
		512,268,414
Professional Services - 0.4%
Concentrix Corp (b)	971,126	50,770,467
TOTAL INDUSTRIALS		1,798,416,600

Information Technology - 7.3%
Communications Equipment - 1.7%
Cisco Systems Inc	3,521,545	213,405,627
Electronic Equipment, Instruments & Components - 1.8%
Crane NXT Co	358,500	22,933,245
Jabil Inc	501,800	81,497,338
TD SYNNEX Corp	529,900	75,516,049
Vontier Corp	1,196,344	46,119,061
		226,065,693
IT Services - 1.4%
Amdocs Ltd	1,322,912	116,667,609
VeriSign Inc (a)	271,600	58,394,000
		175,061,609
Semiconductors & Semiconductor Equipment - 1.4%
GlobalFoundries Inc (a)	1,076,500	44,642,455
ON Semiconductor Corp (a)	885,700	46,357,538
QUALCOMM Inc	499,700	86,413,121
		177,413,114
Software - 1.0%
Dropbox Inc Class A (a)(b)	2,399,900	77,156,785
Zoom Communications Inc Class A (a)	648,500	56,380,590
		133,537,375
TOTAL INFORMATION TECHNOLOGY		925,483,418

Materials - 3.8%
Chemicals - 1.6%
Chemours Co/The	2,416,100	45,881,739
Corteva Inc	1,312,500	85,666,875
Olin Corp	1,182,651	34,639,848
Westlake Corp	296,800	33,915,336
		200,103,798
Construction Materials - 0.7%
CRH PLC	865,900	85,750,077
Containers & Packaging - 1.5%
International Paper Co	1,315,000	73,153,450
O-I Glass Inc (a)	3,450,165	41,194,970
Smurfit WestRock PLC	1,432,900	76,072,661
		190,421,081
TOTAL MATERIALS		476,274,956

Real Estate - 4.6%
Health Care REITs - 0.7%
Welltower Inc	671,200	91,605,376
Industrial REITs - 0.4%
Prologis Inc	473,963	56,520,088
Real Estate Management & Development - 0.5%
CBRE Group Inc Class A (a)	397,700	57,563,098
Residential REITs - 1.2%
Invitation Homes Inc	2,433,800	75,812,870
Mid-America Apartment Communities Inc	225,700	34,437,306
Sun Communities Inc	286,700	36,267,550
		146,517,726
Retail REITs - 0.3%
Curbline Properties Corp	712,398	17,432,379
NNN REIT Inc	515,100	20,289,789
		37,722,168
Specialized REITs - 1.5%
American Tower Corp	245,300	45,368,235
CubeSmart	1,388,000	57,879,600
Equinix Inc	89,850	82,092,351
		185,340,186
TOTAL REAL ESTATE		575,268,642

Utilities - 4.2%
Electric Utilities - 2.8%
American Electric Power Co Inc	640,100	62,960,236
Constellation Energy Corp	241,533	72,455,070
Edison International	848,301	45,808,254
Eversource Energy	790,900	45,619,112
FirstEnergy Corp	1,484,400	59,079,120
PG&E Corp	4,255,948	66,605,586
		352,527,378
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	4,283,200	47,115,200
Multi-Utilities - 1.0%
CenterPoint Energy Inc	1,772,300	57,723,811
Sempra	863,900	71,643,227
		129,367,038
TOTAL UTILITIES		529,009,616

TOTAL UNITED STATES		11,797,630,254
TOTAL COMMON STOCKS (Cost $9,266,911,183)		12,305,117,310

Domestic Equity Funds - 1.1%
	Shares	Value ($)
iShares Russell 1000 Value ETF (Cost $129,447,533)	694,300	134,374,822

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	162,782,476	162,815,033
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	55,451,705	55,457,250
TOTAL MONEY MARKET FUNDS (Cost $218,271,422)			218,272,283

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $9,614,630,138)	12,657,764,415
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(43,090,177)
NET ASSETS - 100.0%	12,614,674,238

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	123,240,944	4,005,182,762	3,965,610,440	9,263,409	1,766	1	162,815,033	162,782,476	0.3%
Fidelity Securities Lending Cash Central Fund	49,979,650	841,456,846	835,979,246	47,001	-	-	55,457,250	55,451,705	0.2%
Total	173,220,594	4,846,639,608	4,801,589,686	9,310,410	1,766	1	218,272,283	218,234,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	509,058,175	466,521,923	42,536,252	-
Consumer Discretionary	764,907,901	764,907,901	-	-
Consumer Staples	920,770,342	920,770,342	-	-
Energy	847,296,203	803,593,047	43,703,156	-
Financials	2,939,815,332	2,939,815,332	-	-
Health Care	1,787,078,423	1,787,078,423	-	-
Industrials	1,798,416,600	1,798,416,600	-	-
Information Technology	1,157,221,120	1,002,022,951	155,198,169	-
Materials	476,274,956	476,274,956	-	-
Real Estate	575,268,642	575,268,642	-	-
Utilities	529,009,616	529,009,616	-	-

Domestic Equity Funds	134,374,822	134,374,822	-	-

Money Market Funds	218,272,283	218,272,283	-	-
Total Investments in Securities:	12,657,764,415	12,416,326,838	241,437,577	-
Fidelity® Series Stock Selector Large Cap Value Fund
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $52,959,495) - See accompanying schedule:
Unaffiliated issuers (cost $9,396,358,716)	$12,439,492,132
Fidelity Central Funds (cost $218,271,422)	218,272,283

Total Investment in Securities (cost $9,614,630,138)		$12,657,764,415
Cash		471
Foreign currency held at value (cost $415,682)		412,537
Receivable for investments sold		321,937,734
Receivable for fund shares sold		50,528
Dividends receivable		12,223,281
Distributions receivable from Fidelity Central Funds		581,964
Total assets		12,992,970,930
Liabilities
Payable for investments purchased	$25,731,124
Payable for fund shares redeemed	297,075,041
Other payables and accrued expenses	33,277
Collateral on securities loaned	55,457,250
Total liabilities		378,296,692
Net Assets		$12,614,674,238
Net Assets consist of:
Paid in capital		$9,322,636,872
Total accumulated earnings (loss)		3,292,037,366
Net Assets		$12,614,674,238
Net Asset Value, offering price and redemption price per share ($12,614,674,238 ÷ 876,916,879 shares)		$14.39
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$234,788,584
Income from Fidelity Central Funds (including $47,001 from security lending)		9,310,410
Total income		244,098,994
Expenses
Custodian fees and expenses	$102,818
Independent trustees' fees and expenses	48,710
Miscellaneous	54
Total expenses		151,582
Net Investment income (loss)		243,947,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,349,188,166
Fidelity Central Funds	1,766
Foreign currency transactions	115,267
Total net realized gain (loss)		1,349,305,199
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	960,245,567
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	5,274
Total change in net unrealized appreciation (depreciation)		960,250,842
Net gain (loss)		2,309,556,041
Net increase (decrease) in net assets resulting from operations		$2,553,503,453
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243,947,412	$217,808,089
Net realized gain (loss)	1,349,305,199	534,311,296
Change in net unrealized appreciation (depreciation)	960,250,842	165,370,478
Net increase (decrease) in net assets resulting from operations	2,553,503,453	917,489,863
Distributions to shareholders	(1,377,773,018)	(501,081,847)

Share transactions
Proceeds from sales of shares	2,918,919,501	1,717,893,480
Reinvestment of distributions	1,377,773,018	501,081,847
Cost of shares redeemed	(3,363,460,179)	(1,802,410,809)

Net increase (decrease) in net assets resulting from share transactions	933,232,340	416,564,518
Total increase (decrease) in net assets	2,108,962,775	832,972,534

Net Assets
Beginning of period	10,505,711,463	9,672,738,929
End of period	$12,614,674,238	$10,505,711,463

Other Information
Shares
Sold	207,042,790	138,209,062
Issued in reinvestment of distributions	98,198,799	40,203,390
Redeemed	(230,710,552)	(143,107,561)
Net increase (decrease)	74,531,037	35,304,891

Financial Highlights
Fidelity® Series Stock Selector Large Cap Value Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.09	$12.61	$13.90	$12.64	$12.46
Income from Investment Operations
Net investment income (loss) A,B	.29	.28	.25	.26	.28 C
Net realized and unrealized gain (loss)	2.74	.86	(.03)	3.04	.39
Total from investment operations	3.03	1.14	.22	3.30	.67
Distributions from net investment income	(.31)	(.28)	(.27)	(.27)	(.28)
Distributions from net realized gain	(1.42)	(.38)	(1.23)	(1.77)	(.21)
Total distributions	(1.73)	(.66)	(1.51) D	(2.04)	(.49)
Net asset value, end of period	$14.39	$13.09	$12.61	$13.90	$12.64
Total Return E	23.72%	9.32%	2.10%	26.30%	5.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.06%	2.25%	1.98%	1.75%	2.54% C
Supplemental Data
Net assets, end of period (000 omitted)	$12,614,674	$10,505,711	$9,672,739	$10,883,597	$10,931,056
Portfolio turnover rate I	80%	72%	72%	81%	94%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.23%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Value Discovery Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
CANADA - 2.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	1,040,500	54,947,793
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	2,319,900	70,408,965
Imperial Oil Ltd (United States) (a)	1,085,500	72,337,720
Parex Resources Inc (a)	2,668,769	25,432,587
Parkland Corp	532,300	11,848,423
		180,027,695
Materials - 0.5%
Chemicals - 0.5%
Nutrien Ltd (United States)	1,290,100	66,607,863
TOTAL CANADA		301,583,351
FRANCE - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	175,600	31,909,401
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)	720,200	89,139,154
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP	1,477,051	7,193,238
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	280,900	27,151,794
UNITED KINGDOM - 4.6%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	483,746	23,144,772
Consumer Staples - 1.4%
Beverages - 1.4%
Coca-Cola Europacific Partners PLC	1,566,400	123,040,720
Diageo PLC	1,957,600	58,317,776
		181,358,496
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC ADR	3,214,754	227,475,993
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC	12,249,845	148,605,983
TOTAL UNITED KINGDOM		580,585,244
UNITED STATES - 89.4%
Communication Services - 4.2%
Entertainment - 0.9%
Walt Disney Co/The	1,056,300	119,425,278
Interactive Media & Services - 1.2%
Alphabet Inc Class A	748,000	152,606,960
Media - 2.1%
Comcast Corp Class A	7,621,204	256,529,727
TOTAL COMMUNICATION SERVICES		528,561,965

Consumer Discretionary - 4.6%
Diversified Consumer Services - 1.2%
H&R Block Inc	2,758,564	152,576,175
Specialty Retail - 2.9%
Lowe's Cos Inc	454,100	118,084,164
Murphy USA Inc	89,300	44,909,863
Ross Stores Inc	825,300	124,257,168
Ulta Beauty Inc (b)	194,100	79,998,315
		367,249,510
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	878,300	64,063,202
TOTAL CONSUMER DISCRETIONARY		583,888,887

Consumer Staples - 8.3%
Beverages - 1.5%
Coca-Cola Co/The	971,700	61,683,516
Keurig Dr Pepper Inc	3,902,700	125,276,670
		186,960,186
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (b)	949,200	94,018,260
Target Corp	373,600	51,523,176
US Foods Holding Corp (b)	2,093,330	148,479,897
		294,021,333
Food Products - 0.8%
Mondelez International Inc	1,070,400	62,072,496
Tyson Foods Inc Class A	796,400	44,988,636
		107,061,132
Household Products - 1.1%
Procter & Gamble Co/The	855,400	141,987,846
Personal Care Products - 2.6%
Haleon PLC	22,186,800	103,417,455
Kenvue Inc	10,597,297	225,616,453
		329,033,908
TOTAL CONSUMER STAPLES		1,059,064,405

Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Exxon Mobil Corp	4,618,700	493,415,721
Shell PLC ADR	3,846,600	253,298,610
		746,714,331
Financials - 26.6%
Banks - 12.1%
Bank of America Corp	6,632,100	307,066,230
Cullen/Frost Bankers Inc	279,100	38,906,540
JPMorgan Chase & Co	1,938,400	518,134,320
M&T Bank Corp	640,744	128,943,323
PNC Financial Services Group Inc/The	836,100	168,014,295
US Bancorp	2,304,500	110,109,010
Wells Fargo & Co	3,351,100	264,066,680
		1,535,240,398
Capital Markets - 2.7%
Blackrock Inc	179,400	192,944,700
Northern Trust Corp	1,297,900	145,741,191
		338,685,891
Consumer Finance - 0.8%
Capital One Financial Corp	540,000	110,003,400
Financial Services - 3.7%
Apollo Global Management Inc	401,600	68,665,568
Berkshire Hathaway Inc Class B (b)	630,166	295,339,899
Visa Inc Class A	313,200	107,051,760
		471,057,227
Insurance - 6.9%
Chubb Ltd	1,315,339	357,614,367
The Travelers Companies, Inc.	1,439,070	352,831,183
Willis Towers Watson PLC	494,600	163,002,849
		873,448,399
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp (a)	3,166,800	31,572,996
Annaly Capital Management Inc	1,581,000	32,268,210
		63,841,206
TOTAL FINANCIALS		3,392,276,521

Health Care - 13.2%
Biotechnology - 1.9%
AbbVie Inc	361,900	66,553,410
Gilead Sciences Inc	1,857,600	180,558,720
		247,112,130
Health Care Providers & Services - 8.5%
Centene Corp (b)	4,422,603	283,179,270
Cigna Group/The	1,062,807	312,688,447
CVS Health Corp	2,637,300	148,954,704
UnitedHealth Group Inc	611,444	331,702,256
		1,076,524,677
Pharmaceuticals - 2.8%
Elanco Animal Health Inc (b)	3,821,500	45,972,645
GSK PLC ADR	4,446,700	156,835,109
Merck & Co Inc	1,500,100	148,239,882
		351,047,636
TOTAL HEALTH CARE		1,674,684,443

Industrials - 12.7%
Aerospace & Defense - 2.3%
L3Harris Technologies Inc	327,200	69,369,672
Lockheed Martin Corp	246,400	114,070,880
Northrop Grumman Corp	168,600	82,153,722
Textron Inc	322,100	24,643,871
		290,238,145
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	460,700	45,835,043
United Parcel Service Inc Class B	782,300	89,362,129
		135,197,172
Building Products - 1.1%
Builders FirstSource Inc (b)	279,400	46,738,032
Johnson Controls International plc	1,189,900	92,812,200
		139,550,232
Electrical Equipment - 0.7%
GE Vernova Inc	34,600	12,901,648
Regal Rexnord Corp	475,400	75,460,242
		88,361,890
Ground Transportation - 1.3%
CSX Corp	2,506,800	82,398,516
Norfolk Southern Corp	336,900	86,010,570
		168,409,086
Industrial Conglomerates - 0.6%
3M Co	462,800	70,438,160
Machinery - 4.6%
Allison Transmission Holdings Inc	251,300	29,537,802
Cummins Inc	102,400	36,480,000
Deere & Co	554,800	264,395,488
Dover Corp	328,300	66,868,144
Oshkosh Corp	94,200	10,964,880
Pentair PLC	1,161,100	120,382,848
Westinghouse Air Brake Technologies Corp	252,600	52,520,592
		581,149,754
Professional Services - 0.3%
Maximus Inc	738,400	55,594,136
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	466,600	84,510,592
TOTAL INDUSTRIALS		1,613,449,167

Information Technology - 6.7%
Communications Equipment - 2.4%
Cisco Systems Inc	5,048,375	305,931,526
IT Services - 1.6%
Amdocs Ltd	1,563,638	137,897,235
Cognizant Technology Solutions Corp Class A	846,979	69,968,935
		207,866,170
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials Inc	414,900	74,827,215
Micron Technology Inc	982,200	89,615,928
		164,443,143
Software - 1.1%
Gen Digital Inc	5,194,028	139,771,293
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp (b)	576,600	37,553,958
TOTAL INFORMATION TECHNOLOGY		855,566,090

Materials - 2.6%
Chemicals - 1.0%
AdvanSix Inc	123,500	3,863,080
CF Industries Holdings Inc	1,282,900	118,296,209
		122,159,289
Construction Materials - 0.9%
CRH PLC	1,126,100	111,517,683
Containers & Packaging - 0.7%
Crown Holdings Inc	910,800	80,022,888
Silgan Holdings Inc	429,000	23,603,580
		103,626,468
TOTAL MATERIALS		337,303,440

Real Estate - 1.5%
Retail REITs - 0.5%
Simon Property Group Inc	333,400	57,964,923
Specialized REITs - 1.0%
Crown Castle Inc	804,200	71,798,976
Lamar Advertising Co Class A	250,000	31,605,000
Outfront Media Inc	1,329,970	24,471,448
		127,875,424
TOTAL REAL ESTATE		185,840,347

Utilities - 3.1%
Electric Utilities - 2.6%
Edison International	1,562,900	84,396,600
PG&E Corp	13,784,700	215,730,555
Southern Co/The	376,176	31,579,975
		331,707,130
Gas Utilities - 0.2%
UGI Corp	996,600	30,625,518
Multi-Utilities - 0.3%
Sempra	453,900	37,641,927
TOTAL UTILITIES		399,974,575

TOTAL UNITED STATES		11,377,324,171
TOTAL COMMON STOCKS (Cost $9,880,666,996)		12,414,886,353

Non-Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
KOREA (SOUTH) - 0.9%
Information Technology - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co Ltd	3,598,163	105,273,082
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9%	116,555	2,979,391
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $138,652,525)		108,252,473

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	212,377,474	212,419,950
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	58,662,192	58,668,058
TOTAL MONEY MARKET FUNDS (Cost $271,088,008)			271,088,008

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $10,290,407,529)	12,794,226,834
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(63,710,559)
NET ASSETS - 100.0%	12,730,516,275

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	200,850,385	2,624,523,862	2,612,957,406	8,149,314	3,109	-	212,419,950	212,377,474	0.4%
Fidelity Securities Lending Cash Central Fund	5,985,000	548,176,931	495,493,873	23,360	-	-	58,668,058	58,662,192	0.3%
Total	206,835,385	3,172,700,793	3,108,451,279	8,172,674	3,109	-	271,088,008	271,039,666

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	528,561,965	528,561,965	-	-
Consumer Discretionary	634,185,453	611,040,681	23,144,772	-
Consumer Staples	1,295,370,694	1,133,635,463	161,735,231	-
Energy	933,935,264	933,935,264	-	-
Financials	3,392,276,521	3,392,276,521	-	-
Health Care	1,991,299,590	1,991,299,590	-	-
Industrials	1,613,449,167	1,613,449,167	-	-
Information Technology	887,475,491	855,566,090	31,909,401	-
Materials	403,911,303	403,911,303	-	-
Real Estate	185,840,347	185,840,347	-	-
Utilities	548,580,558	399,974,575	148,605,983	-

Non-Convertible Preferred Stocks
Energy	2,979,391	2,979,391	-	-
Information Technology	105,273,082	-	105,273,082	-

Money Market Funds	271,088,008	271,088,008	-	-
Total Investments in Securities:	12,794,226,834	12,323,558,365	470,668,469	-
Fidelity® Series Value Discovery Fund
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $54,605,689) - See accompanying schedule:
Unaffiliated issuers (cost $10,019,319,521)	$12,523,138,826
Fidelity Central Funds (cost $271,088,008)	271,088,008

Total Investment in Securities (cost $10,290,407,529)		$12,794,226,834
Foreign currency held at value (cost $2,459)		2,491
Receivable for investments sold		2,612,148
Receivable for fund shares sold		24,395,195
Dividends receivable		11,875,699
Interest receivable		12,281
Distributions receivable from Fidelity Central Funds		555,864
Other receivables		54
Total assets		12,833,680,566
Liabilities
Payable for fund shares redeemed	$44,458,217
Other payables and accrued expenses	38,016
Collateral on securities loaned	58,668,058
Total liabilities		103,164,291
Net Assets		$12,730,516,275
Net Assets consist of:
Paid in capital		$10,153,050,484
Total accumulated earnings (loss)		2,577,465,791
Net Assets		$12,730,516,275
Net Asset Value, offering price and redemption price per share ($12,730,516,275 ÷ 801,478,552 shares)		$15.88
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$268,182,392
Interest		31,534
Income from Fidelity Central Funds (including $23,360 from security lending)		8,172,674
Total income		276,386,600
Expenses
Custodian fees and expenses	$150,192
Independent trustees' fees and expenses	47,732
Miscellaneous	86
Total expenses before reductions	198,010
Expense reductions	(101,248)
Total expenses after reductions		96,762
Net Investment income (loss)		276,289,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	374,826,912
Fidelity Central Funds	3,109
Foreign currency transactions	(100,490)
Total net realized gain (loss)		374,729,531
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	666,066,837
Assets and liabilities in foreign currencies	(130,374)
Total change in net unrealized appreciation (depreciation)		665,936,463
Net gain (loss)		1,040,665,994
Net increase (decrease) in net assets resulting from operations		$1,316,955,832
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$276,289,838	$227,178,540
Net realized gain (loss)	374,729,531	338,871,576
Change in net unrealized appreciation (depreciation)	665,936,463	(240,932,599)
Net increase (decrease) in net assets resulting from operations	1,316,955,832	325,117,517
Distributions to shareholders	(551,495,427)	(483,057,619)

Share transactions
Proceeds from sales of shares	4,085,791,331	2,455,380,571
Reinvestment of distributions	551,495,427	483,057,619
Cost of shares redeemed	(2,905,074,864)	(1,554,646,089)

Net increase (decrease) in net assets resulting from share transactions	1,732,211,894	1,383,792,101
Total increase (decrease) in net assets	2,497,672,299	1,225,851,999

Net Assets
Beginning of period	10,232,843,976	9,006,991,977
End of period	$12,730,516,275	$10,232,843,976

Other Information
Shares
Sold	258,656,270	167,415,599
Issued in reinvestment of distributions	34,594,540	33,673,586
Redeemed	(179,905,045)	(105,323,116)
Net increase (decrease)	113,345,765	95,766,069

Financial Highlights
Fidelity® Series Value Discovery Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.87	$15.21	$16.34	$14.29	$13.01
Income from Investment Operations
Net investment income (loss) A,B	.38	.36	.32	.31	.32 C
Net realized and unrealized gain (loss)	1.38	.06	(.10)	3.15	1.39
Total from investment operations	1.76	.42	.22	3.46	1.71
Distributions from net investment income	(.38)	(.35)	(.32)	(.33)	(.30)
Distributions from net realized gain	(.37)	(.41)	(1.03)	(1.08)	(.13)
Total distributions	(.75)	(.76)	(1.35)	(1.41)	(.43)
Net asset value, end of period	$15.88	$14.87	$15.21	$16.34	$14.29
Total Return D	11.85%	2.93%	1.55%	24.35%	13.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.37%	2.43%	2.12%	1.87%	2.54% C
Supplemental Data
Net assets, end of period (000 omitted)	$12,730,516	$10,232,844	$9,006,992	$9,131,187	$8,971,710
Portfolio turnover rate H	50%	32%	35%	38%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.25%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series All-Sector Equity Fund.	2,066,464,605	1,975,004,611	(32,009,421)	1,942,995,190
Fidelity Series Stock Selector Large Cap Value Fund	9,649,142,577	3,305,743,622	(297,121,784)	3,008,621,838
Fidelity Series Value Discovery Fund	10,337,751,508	2,756,136,534	(299,661,208)	2,456,475,326

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Series All-Sector Equity Fund	1,852,566	69,696,019	1,942,914,351
Fidelity Series Stock Selector Large Cap Value Fund	126,410,823	157,008,309	3,008,618,231
Fidelity Series Value Discovery Fund	21,666,638	99,338,166	2,456,460,988

The tax character of distributions paid was as follows:

January 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Series All-Sector Equity Fund	45,319,918	286,634,830	331,954,748
Fidelity Series Stock Selector Large Cap Value Fund	482,153,897	895,619,121	1,377,773,018
Fidelity Series Value Discovery Fund	282,599,900	268,895,527	551,495,427
January 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Series All-Sector Equity Fund	38,345,778	129,101,752	167,447,530
Fidelity Series Stock Selector Large Cap Value Fund	264,164,830	236,917,017	501,081,847
Fidelity Series Value Discovery Fund	223,805,056	259,252,563	483,057,619

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, Fidelity Series All-Sector Equity Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	1,842,658,018	1,911,154,276
Fidelity Series Stock Selector Large Cap Value Fund	9,375,426,551	9,592,938,305
Fidelity Series Value Discovery Fund	7,248,551,302	5,733,644,078
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series All-Sector Equity Fund	30,063
Fidelity Series Stock Selector Large Cap Value Fund	141,523
Fidelity Series Value Discovery Fund	84,455

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series All-Sector Equity Fund	81,178,582	120,734,230	10,990,053
Fidelity Series Stock Selector Large Cap Value Fund	714,386,801	767,420,869	82,946,135
Fidelity Series Value Discovery Fund	604,328,297	312,093,457	29,717,766
Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series All-Sector Equity Fund	665	5	-
Fidelity Series Stock Selector Large Cap Value Fund	5,037	-	-
Fidelity Series Value Discovery Fund	2,591	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series All-Sector Equity Fund	1,381
Fidelity Series Value Discovery Fund	101,248
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund (the "Funds"), each a fund of Fidelity Devonshire Trust, including the schedules of investments, as of January 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of January 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Series Stock Selector Large Cap Value Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Stock Selector Large Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Series All-Sector Equity Fund	$299,894,194
Fidelity Series Stock Selector Large Cap Value Fund	$887,253,170
Fidelity Series Value Discovery Fund	$385,408,437

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Series All-Sector Equity Fund
March 2024	76%
December 2024	81%
Fidelity Series Stock Selector Large Cap Value Fund
March 2024	22%
December 2024	43%
Fidelity Series Value Discovery Fund
March 2024	100%
December 2024	66%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Series All-Sector Equity Fund
March 2024	98.23%
December 2024	84.42%
Fidelity Series Stock Selector Large Cap Value Fund
March 2024	19.94%
December 2024	47.44%
Fidelity Series Value Discovery Fund
March 2024	99.95%
December 2024	90.86%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Series All-Sector Equity Fund
March 2024	0.54%
December 2024	6.20%
Fidelity Series Stock Selector Large Cap Value Fund
March 2024	0.03%
December 2024	3.77%
Fidelity Series Value Discovery Fund
March 2024	0.02%
December 2024	2.31%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series All-Sector Equity Fund	$2,957,999
Fidelity Series Stock Selector Large Cap Value Fund	$9,470,079
Fidelity Series Value Discovery Fund	$8,255,503

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.956971.112
EDT-LDT-ANN-0425
Fidelity® Stock Selector Large Cap Value Fund

Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Stock Selector Large Cap Value Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	37,949	2,368,777
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd	117,400	3,566,388
Cenovus Energy Inc	223,500	3,232,511
MEG Energy Corp	3,000	49,190

TOTAL CANADA		6,848,089
FRANCE - 1.3%
Information Technology - 1.3%
IT Services - 1.3%
Capgemini SE	44,863	8,152,343
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	26,900	476,937
PORTUGAL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Galp Energia SGPS SA	139,200	2,329,675
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States)	8,800	311,696
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,966	4,179,283
UNITED KINGDOM - 0.3%
Communication Services - 0.3%
Media - 0.3%
WPP PLC	248,000	2,357,527
UNITED STATES - 93.5%
Communication Services - 3.7%
Diversified Telecommunication Services - 1.1%
Verizon Communications Inc	184,689	7,274,900
Entertainment - 0.8%
Walt Disney Co/The	47,047	5,319,134
Interactive Media & Services - 0.3%
Alphabet Inc Class A	10,369	2,115,483
Media - 1.4%
Comcast Corp Class A	220,814	7,432,599
Omnicom Group Inc	26,659	2,313,735
		9,746,334
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	3,018	703,103
Consumer Discretionary - 5.7%
Automobiles - 0.4%
General Motors Co	61,104	3,022,204
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings Inc	26,056	6,672,160
McDonald's Corp	23,116	6,673,589
		13,345,749
Household Durables - 0.6%
Tempur Sealy International Inc	59,637	3,765,480
Specialty Retail - 2.7%
Dick's Sporting Goods Inc	19,920	4,781,796
Lowe's Cos Inc	39,336	10,228,933
Williams-Sonoma Inc	15,648	3,307,518
		18,318,247
TOTAL CONSUMER DISCRETIONARY		38,451,680

Consumer Staples - 7.2%
Beverages - 2.0%
Coca-Cola Co/The	83,529	5,302,422
Coca-Cola Consolidated Inc	1,333	1,823,037
Constellation Brands Inc Class A	10,120	1,829,696
Keurig Dr Pepper Inc	71,549	2,296,723
Molson Coors Beverage Co Class B	5,400	295,650
Monster Beverage Corp (a)	19,195	934,988
PepsiCo Inc	5,707	859,988
		13,342,504
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc	23,700	475,185
Casey's General Stores Inc	1,007	424,722
Target Corp	16,589	2,287,789
Walmart Inc	112,537	11,046,632
		14,234,328
Food Products - 0.8%
Archer-Daniels-Midland Co	14,600	747,958
Bunge Global SA	5,700	433,941
Hershey Co/The	1,200	179,100
JM Smucker Co	12,281	1,312,716
Kraft Heinz Co/The	9,100	271,544
Lamb Weston Holdings Inc	3,200	191,808
Mondelez International Inc	36,890	2,139,251
		5,276,318
Household Products - 1.4%
Procter & Gamble Co/The	56,654	9,403,997
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	3,800	317,034
Kenvue Inc	80,664	1,717,337
		2,034,371
Tobacco - 0.7%
Philip Morris International Inc	37,148	4,836,670
TOTAL CONSUMER STAPLES		49,128,188

Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Cheniere Energy Inc	15,400	3,444,210
Core Natural Resources Inc	22,454	2,028,494
Exxon Mobil Corp	150,400	16,067,232
Phillips 66	36,100	4,255,107
Shell PLC ADR	64,300	4,234,155
Targa Resources Corp	30,100	5,923,680
		35,952,878
Financials - 23.2%
Banks - 9.6%
Bank of America Corp	291,674	13,504,506
Citigroup Inc	83,052	6,762,924
First Horizon Corp	134,070	2,934,792
JPMorgan Chase & Co	46,133	12,331,351
KeyCorp	161,061	2,895,877
US Bancorp	168,300	8,041,374
Wells Fargo & Co	223,740	17,630,713
		64,101,537
Capital Markets - 6.4%
Bank of New York Mellon Corp/The	103,962	8,933,455
Blackrock Inc	6,310	6,786,405
Charles Schwab Corp/The	43,100	3,565,232
Intercontinental Exchange Inc	35,571	5,685,313
LPL Financial Holdings Inc	10,161	3,727,969
MarketAxess Holdings Inc	16,634	3,669,959
Morgan Stanley	50,133	6,939,911
State Street Corp	37,900	3,851,398
		43,159,642
Consumer Finance - 0.5%
Discover Financial Services	18,197	3,659,234
Financial Services - 2.9%
Affirm Holdings Inc Class A (a)	15,000	916,050
Apollo Global Management Inc	26,287	4,494,551
Berkshire Hathaway Inc Class B (a)	8,708	4,081,178
Block Inc Class A (a)	33,631	3,054,367
Fiserv Inc (a)	28,214	6,095,354
PayPal Holdings Inc (a)	11,500	1,018,670
		19,660,170
Insurance - 3.8%
Arthur J Gallagher & Co	20,124	6,073,826
Chubb Ltd	32,062	8,717,017
Hartford Financial Services Group Inc/The	80,665	8,998,181
Marsh & McLennan Cos Inc	600	130,127
The Travelers Companies, Inc.	8,700	2,133,066
		26,052,217
TOTAL FINANCIALS		156,632,800

Health Care - 14.1%
Biotechnology - 2.5%
AbbVie Inc	43,000	7,907,700
Gilead Sciences Inc	45,400	4,412,880
Moderna Inc (a)	3,300	130,086
Regeneron Pharmaceuticals Inc (a)	3,590	2,415,998
Vertex Pharmaceuticals Inc (a)	4,700	2,169,896
		17,036,560
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	46,300	5,923,159
Becton Dickinson & Co	19,700	4,877,720
Boston Scientific Corp (a)	82,900	8,485,644
Edwards Lifesciences Corp (a)	12,000	869,400
Medtronic PLC	18,800	1,707,416
Stryker Corp	13,700	5,360,673
		27,224,012
Health Care Providers & Services - 3.7%
Cencora Inc	20,000	5,084,200
Cigna Group/The	8,900	2,618,469
CVS Health Corp	3,400	192,032
HCA Healthcare Inc	2,800	923,748
Humana Inc	2,200	645,106
McKesson Corp	1,000	594,750
Molina Healthcare Inc (a)	6,025	1,870,220
Tenet Healthcare Corp (a)	1,900	267,691
UnitedHealth Group Inc	24,060	13,052,310
		25,248,526
Life Sciences Tools & Services - 1.5%
Danaher Corp	4,200	935,508
Thermo Fisher Scientific Inc	15,475	9,250,181
		10,185,689
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co	40,400	2,381,580
Johnson & Johnson	62,385	9,491,878
Pfizer Inc	129,300	3,429,036
		15,302,494
TOTAL HEALTH CARE		94,997,281

Industrials - 14.2%
Aerospace & Defense - 4.3%
Boeing Co (a)	62,404	11,015,554
GE Aerospace	38,089	7,753,778
Northrop Grumman Corp	13,169	6,416,859
RTX Corp	25,982	3,350,379
		28,536,570
Air Freight & Logistics - 0.2%
FedEx Corp	4,805	1,272,700
Construction & Engineering - 0.7%
Fluor Corp (a)	101,800	4,907,778
Electrical Equipment - 0.5%
Emerson Electric Co	25,600	3,326,720
Ground Transportation - 3.8%
Knight-Swift Transportation Holdings Inc	95,200	5,434,968
Norfolk Southern Corp	53,100	13,556,430
U-Haul Holding Co Class N	105,150	6,807,411
		25,798,809
Industrial Conglomerates - 0.3%
3M Co	14,636	2,227,599
Machinery - 4.0%
Allison Transmission Holdings Inc	115,100	13,528,854
Westinghouse Air Brake Technologies Corp	64,200	13,348,464
		26,877,318
Professional Services - 0.4%
Concentrix Corp (b)	52,150	2,726,402
TOTAL INDUSTRIALS		95,673,896

Information Technology - 7.7%
Communications Equipment - 1.6%
Cisco Systems Inc	178,793	10,834,856
Electronic Equipment, Instruments & Components - 1.8%
Crane NXT Co	18,000	1,151,460
Jabil Inc	30,100	4,888,541
TD SYNNEX Corp	28,000	3,990,280
Vontier Corp	62,244	2,399,506
		12,429,787
IT Services - 1.6%
Amdocs Ltd	67,648	5,965,877
Twilio Inc Class A (a)	10,000	1,465,800
VeriSign Inc (a)	15,400	3,311,000
		10,742,677
Semiconductors & Semiconductor Equipment - 1.4%
GlobalFoundries Inc (a)	56,500	2,343,055
ON Semiconductor Corp (a)	46,500	2,433,810
QUALCOMM Inc	26,600	4,599,938
		9,376,803
Software - 1.3%
Dropbox Inc Class A (a)	124,200	3,993,030
Gen Digital Inc	19,887	535,159
Salesforce Inc	4,000	1,366,800
Zoom Communications Inc Class A (a)	37,100	3,225,474
		9,120,463
TOTAL INFORMATION TECHNOLOGY		52,504,586

Materials - 3.7%
Chemicals - 1.6%
Chemours Co/The	128,698	2,443,975
Corteva Inc	69,888	4,561,591
Olin Corp	62,936	1,843,395
Westlake Corp	15,827	1,808,551
		10,657,512
Construction Materials - 0.6%
CRH PLC	46,100	4,565,282
Containers & Packaging - 1.5%
International Paper Co	70,006	3,894,434
O-I Glass Inc (a)	183,767	2,194,178
Smurfit WestRock PLC	76,320	4,051,829
		10,140,441
TOTAL MATERIALS		25,363,235

Real Estate - 4.4%
Health Care REITs - 0.8%
Welltower Inc	39,748	5,424,807
Industrial REITs - 0.5%
Prologis Inc	26,203	3,124,708
Real Estate Management & Development - 0.5%
CBRE Group Inc Class A (a)	21,196	3,067,909
Residential REITs - 1.0%
Invitation Homes Inc	124,168	3,867,833
Mid-America Apartment Communities Inc	9,115	1,390,767
Sun Communities Inc	13,544	1,713,316
		6,971,916
Retail REITs - 0.2%
Curbline Properties Corp	37,556	918,995
NNN REIT Inc	24,379	960,289
		1,879,284
Specialized REITs - 1.4%
American Tower Corp	9,543	1,764,978
CubeSmart	77,021	3,211,776
Equinix Inc	4,770	4,358,158
		9,334,912
TOTAL REAL ESTATE		29,803,536

Utilities - 4.3%
Electric Utilities - 2.9%
American Electric Power Co Inc	35,351	3,477,124
Constellation Energy Corp	13,286	3,985,535
Edison International	46,867	2,530,818
Eversource Energy	43,700	2,520,616
FirstEnergy Corp	82,064	3,266,147
PG&E Corp	235,077	3,678,955
		19,459,195
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	236,722	2,603,942
Multi-Utilities - 1.1%
CenterPoint Energy Inc	98,000	3,191,860
Sempra	47,703	3,956,010
		7,147,870
TOTAL UTILITIES		29,211,007

TOTAL UNITED STATES		632,878,041
TOTAL COMMON STOCKS (Cost $509,772,587)		659,902,368

Domestic Equity Funds - 0.9%
	Shares	Value ($)
iShares Russell 1000 Value ETF (Cost $6,187,466)	33,700	6,522,298

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	10,934,161	10,936,348
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	2,852,190	2,852,475
TOTAL MONEY MARKET FUNDS (Cost $13,788,747)			13,788,823

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $529,748,800)	680,213,489
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,363,685)
NET ASSETS - 100.0%	677,849,804

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,429,489	150,688,845	146,182,037	457,315	52	(1)	10,936,348	10,934,161	0.0%
Fidelity Securities Lending Cash Central Fund	5,404,950	41,552,454	44,104,929	1,706	-	-	2,852,475	2,852,190	0.0%
Total	11,834,439	192,241,299	190,286,966	459,021	52	(1)	13,788,823	13,786,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	27,516,481	25,158,954	2,357,527	-
Consumer Discretionary	40,820,457	40,820,457	-	-
Consumer Staples	49,128,188	49,128,188	-	-
Energy	45,130,642	42,800,967	2,329,675	-
Financials	156,944,496	156,944,496	-	-
Health Care	95,474,218	95,474,218	-	-
Industrials	95,673,896	95,673,896	-	-
Information Technology	64,836,212	56,683,869	8,152,343	-
Materials	25,363,235	25,363,235	-	-
Real Estate	29,803,536	29,803,536	-	-
Utilities	29,211,007	29,211,007	-	-

Domestic Equity Funds	6,522,298	6,522,298	-	-

Money Market Funds	13,788,823	13,788,823	-	-
Total Investments in Securities:	680,213,489	667,373,944	12,839,545	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $2,723,788) - See accompanying schedule:
Unaffiliated issuers (cost $515,960,053)	$666,424,666
Fidelity Central Funds (cost $13,788,747)	13,788,823

Total Investment in Securities (cost $529,748,800)		$680,213,489
Cash		89,680
Foreign currency held at value (cost $1)		1
Receivable for investments sold		10,024,800
Receivable for fund shares sold		1,121,454
Dividends receivable		690,312
Distributions receivable from Fidelity Central Funds		33,862
Prepaid expenses		423
Total assets		692,174,021
Liabilities
Payable for investments purchased	$10,641,977
Payable for fund shares redeemed	305,026
Accrued management fee	438,553
Distribution and service plan fees payable	22,231
Other payables and accrued expenses	63,955
Collateral on securities loaned	2,852,475
Total liabilities		14,324,217
Net Assets		$677,849,804
Net Assets consist of:
Paid in capital		$518,085,435
Total accumulated earnings (loss)		159,764,369
Net Assets		$677,849,804

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($50,397,477 ÷ 1,787,744 shares)(a)		$28.19
Maximum offering price per share (100/94.25 of $28.19)		$29.91
Class M :
Net Asset Value and redemption price per share ($14,743,976 ÷ 524,758 shares)(a)		$28.10
Maximum offering price per share (100/96.50 of $28.10)		$29.12
Class C :
Net Asset Value and offering price per share ($7,404,672 ÷ 271,639 shares)(a)		$27.26
Stock Selector Large Cap Value :
Net Asset Value, offering price and redemption price per share ($553,196,644 ÷ 19,347,103 shares)		$28.59
Class I :
Net Asset Value, offering price and redemption price per share ($25,307,322 ÷ 880,402 shares)		$28.75
Class Z :
Net Asset Value, offering price and redemption price per share ($26,799,713 ÷ 944,308 shares)		$28.38
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$11,812,631
Interest		216
Income from Fidelity Central Funds (including $1,706 from security lending)		459,021
Total income		12,271,868
Expenses
Management fee
Basic fee	$3,881,169
Performance adjustment	705,123
Transfer agent fees	69,735
Distribution and service plan fees	254,943
Accounting fees	16,015
Custodian fees and expenses	28,671
Independent trustees' fees and expenses	2,410
Registration fees	102,731
Audit fees	62,389
Legal	5,402
Miscellaneous	12,156
Total expenses before reductions	5,140,744
Expense reductions	(11,084)
Total expenses after reductions		5,129,660
Net Investment income (loss)		7,142,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	58,011,914
Fidelity Central Funds	52
Foreign currency transactions	6,742
Total net realized gain (loss)		58,018,708
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	54,727,031
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(6,347)
Total change in net unrealized appreciation (depreciation)		54,720,683
Net gain (loss)		112,739,391
Net increase (decrease) in net assets resulting from operations		$119,881,599
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,142,208	$6,066,659
Net realized gain (loss)	58,018,708	16,726,691
Change in net unrealized appreciation (depreciation)	54,720,683	15,755,246
Net increase (decrease) in net assets resulting from operations	119,881,599	38,548,596
Distributions to shareholders	(58,887,850)	(12,632,797)

Share transactions - net increase (decrease)	84,100,423	24,257,577
Total increase (decrease) in net assets	145,094,172	50,173,376

Net Assets
Beginning of period	532,755,632	482,582,256
End of period	$677,849,804	$532,755,632

Financial Highlights
Fidelity Advisor® Stock Selector Large Cap Value Fund Class A

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.42	$24.12	$25.78	$21.53	$20.92
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.20	.18	.32 C
Net realized and unrealized gain (loss)	5.25	1.63	(.01)	5.16	.71
Total from investment operations	5.52	1.88	.19	5.34	1.03
Distributions from net investment income	(.27)	(.23)	(.23)	(.20)	(.42)
Distributions from net realized gain	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(2.75)	(.58) D	(1.85)	(1.09) D	(.42)
Net asset value, end of period	$28.19	$25.42	$24.12	$25.78	$21.53
Total Return E,F	22.46%	7.86%	1.06%	24.86%	5.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.13%	1.22%	1.13%	1.06%	.94%
Expenses net of fee waivers, if any	1.12%	1.21%	1.12%	1.05%	.94%
Expenses net of all reductions	1.12%	1.21%	1.12%	1.05%	.93%
Net investment income (loss)	.96%	1.03%	.85%	.69%	1.67% C
Supplemental Data
Net assets, end of period (000 omitted)	$50,397	$41,371	$39,638	$36,552	$22,580
Portfolio turnover rate I	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class M

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.35	$24.06	$25.72	$21.48	$20.88
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	.14	.11	.26 C
Net realized and unrealized gain (loss)	5.23	1.63	(.01)	5.15	.70
Total from investment operations	5.43	1.82	.13	5.26	.96
Distributions from net investment income	(.20)	(.18)	(.18)	(.13)	(.36)
Distributions from net realized gain	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(2.68)	(.53) D	(1.79) D	(1.02) D	(.36)
Net asset value, end of period	$28.10	$25.35	$24.06	$25.72	$21.48
Total Return E,F	22.13%	7.62%	.82%	24.55%	4.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.37%	1.46%	1.38%	1.32%	1.23%
Expenses net of fee waivers, if any	1.37%	1.45%	1.37%	1.31%	1.23%
Expenses net of all reductions	1.37%	1.45%	1.37%	1.31%	1.22%
Net investment income (loss)	.72%	.80%	.60%	.43%	1.38% C
Supplemental Data
Net assets, end of period (000 omitted)	$14,744	$12,970	$12,319	$12,188	$9,526
Portfolio turnover rate I	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class C

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.66	$23.42	$25.11	$20.99	$20.40
Income from Investment Operations
Net investment income (loss) A,B	.06	.05	.01	(.03)	.16 C
Net realized and unrealized gain (loss)	5.08	1.58	(.02)	5.02	.68
Total from investment operations	5.14	1.63	(.01)	4.99	.84
Distributions from net investment income	(.07)	(.04)	(.07)	-	(.25)
Distributions from net realized gain	(2.47)	(.34)	(1.62)	(.87)	-
Total distributions	(2.54)	(.39) D	(1.68) D	(.87)	(.25)
Net asset value, end of period	$27.26	$24.66	$23.42	$25.11	$20.99
Total Return E,F	21.54%	7.01%	.24%	23.82%	4.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.87%	2.02%	1.94%	1.88%	1.76%
Expenses net of fee waivers, if any	1.87%	2.01%	1.94%	1.88%	1.76%
Expenses net of all reductions	1.87%	2.01%	1.94%	1.88%	1.75%
Net investment income (loss)	.22%	.24%	.04%	(.14)%	.86% C
Supplemental Data
Net assets, end of period (000 omitted)	$7,405	$6,543	$7,898	$6,948	$6,723
Portfolio turnover rate I	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Stock Selector Large Cap Value Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.75	$24.41	$26.06	$21.73	$21.11
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.28	.25	.38 C
Net realized and unrealized gain (loss)	5.32	1.66	(.01)	5.23	.72
Total from investment operations	5.67	1.98	.27	5.48	1.10
Distributions from net investment income	(.35)	(.30)	(.30)	(.25)	(.48)
Distributions from net realized gain	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(2.83)	(.64)	(1.92)	(1.15)	(.48)
Net asset value, end of period	$28.59	$25.75	$24.41	$26.06	$21.73
Total Return D	22.78%	8.21%	1.36%	25.26%	5.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.83%	.92%	.83%	.76%	.64%
Expenses net of fee waivers, if any	.83%	.92%	.83%	.75%	.64%
Expenses net of all reductions	.83%	.92%	.83%	.75%	.63%
Net investment income (loss)	1.26%	1.33%	1.15%	.99%	1.97% C
Supplemental Data
Net assets, end of period (000 omitted)	$553,197	$451,072	$405,895	$446,926	$373,322
Portfolio turnover rate G	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class I

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$24.53	$26.17	$21.82	$21.22
Income from Investment Operations
Net investment income (loss) A,B	.36	.32	.28	.26	.38 C
Net realized and unrealized gain (loss)	5.35	1.67	(.01)	5.24	.72
Total from investment operations	5.71	1.99	.27	5.50	1.10
Distributions from net investment income	(.36)	(.30)	(.30)	(.25)	(.50)
Distributions from net realized gain	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(2.84)	(.64)	(1.91) D	(1.15)	(.50)
Net asset value, end of period	$28.75	$25.88	$24.53	$26.17	$21.82
Total Return E	22.82%	8.20%	1.39%	25.26%	5.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82%	.92%	.82%	.75%	.67%
Expenses net of fee waivers, if any	.82%	.91%	.82%	.74%	.67%
Expenses net of all reductions	.82%	.91%	.82%	.74%	.66%
Net investment income (loss)	1.27%	1.34%	1.15%	1.00%	1.94% C
Supplemental Data
Net assets, end of period (000 omitted)	$25,307	$13,168	$10,858	$18,239	$9,420
Portfolio turnover rate H	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.59%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.57	$24.24	$25.88	$21.58	$20.97
Income from Investment Operations
Net investment income (loss) A,B	.38	.35	.30	.28	.41 C
Net realized and unrealized gain (loss)	5.29	1.65	(.01)	5.20	.71
Total from investment operations	5.67	2.00	.29	5.48	1.12
Distributions from net investment income	(.37)	(.33)	(.31)	(.28)	(.51)
Distributions from net realized gain	(2.48)	(.34)	(1.62)	(.90)	-
Total distributions	(2.86) D	(.67)	(1.93)	(1.18)	(.51)
Net asset value, end of period	$28.38	$25.57	$24.24	$25.88	$21.58
Total Return E	22.92%	8.33%	1.46%	25.43%	5.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73%	.81%	.72%	.65%	.52%
Expenses net of fee waivers, if any	.73%	.80%	.71%	.65%	.52%
Expenses net of all reductions	.73%	.80%	.71%	.65%	.51%
Net investment income (loss)	1.36%	1.44%	1.26%	1.10%	2.10% C
Supplemental Data
Net assets, end of period (000 omitted)	$26,800	$7,632	$5,973	$20,576	$20,841
Portfolio turnover rate H	72%	70%	67%	76%	104%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.75%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$165,327,612
Gross unrealized depreciation	(16,087,300)
Net unrealized appreciation (depreciation)	$149,240,312
Tax Cost	$530,973,177

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,276,626
Undistributed long-term capital gain	$5,254,482
Net unrealized appreciation (depreciation) on securities and other investments	$149,233,260

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Ordinary Income	$18,020,318	$8,089,706
Long-term Capital Gains	40,867,532	4,543,091
Total	$58,887,850	$12,632,797

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	448,226,489	419,721,426
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Stock Selector Large Cap Value	.67
Class I	.66
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Stock Selector Large Cap Value	.67
Class I	.66
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Stock Selector Large Cap Value Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector Large Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .12%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	115,465	3,918
Class M	.25%	.25%	70,962	-
Class C	.75%	.25%	68,516	5,996
			254,943	9,914

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	10,916
Class M	1,059
Class CA	287
12,262

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	7,025.2000
Class M	2,107.1912
Class C	1,109.2000
Stock Selector Large Cap Value	57,587.1503
Class I	1,630.1457
Class Z	277.0420
	69,735

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Stock Selector Large Cap Value Fund	.0354

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	5,851

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Large Cap Value Fund	31,733,194	33,649,747	2,829,458
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	871
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Stock Selector Large Cap Value Fund	177	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,084.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Stock Selector Large Cap Value Fund
Distributions to shareholders
Class A	$4,551,272	$922,727
Class M	1,348,440	265,760
Class C	630,717	111,459
Stock Selector Large Cap Value	49,998,693	10,918,129
Class I	1,516,559	225,523
Class Z	842,169	189,199
Total	$58,887,850	$12,632,797
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Stock Selector Large Cap Value Fund
Class A
Shares sold	250,258	197,092	$6,935,774	$4,701,207
Reinvestment of distributions	164,612	36,092	4,406,748	890,986
Shares redeemed	(254,384)	(249,340)	(7,015,239)	(5,910,532)
Net increase (decrease)	160,486	(16,156)	$4,327,283	$(318,339)
Class M
Shares sold	22,649	48,857	$618,467	$1,173,021
Reinvestment of distributions	50,504	10,811	1,347,712	265,760
Shares redeemed	(60,132)	(60,062)	(1,667,351)	(1,424,299)
Net increase (decrease)	13,021	(394)	$298,828	$14,482
Class C
Shares sold	45,385	40,411	$1,218,937	$929,958
Reinvestment of distributions	24,342	4,707	630,717	111,456
Shares redeemed	(63,380)	(117,075)	(1,691,660)	(2,697,289)
Net increase (decrease)	6,347	(71,957)	$157,994	$(1,655,875)
Stock Selector Large Cap Value
Shares sold	3,658,542	2,942,511	$104,577,485	$72,351,891
Reinvestment of distributions	1,713,825	405,512	46,519,946	10,161,738
Shares redeemed	(3,543,368)	(2,457,328)	(99,436,164)	(59,513,478)
Net increase (decrease)	1,828,999	890,695	$51,661,267	$23,000,151
Class I
Shares sold	427,110	316,910	$11,904,751	$7,961,043
Reinvestment of distributions	54,971	8,810	1,500,104	221,147
Shares redeemed	(110,575)	(259,551)	(3,127,455)	(6,305,714)
Net increase (decrease)	371,506	66,169	$10,277,400	$1,876,476
Class Z
Shares sold	697,014	183,230	$18,889,477	$4,449,185
Reinvestment of distributions	28,432	7,067	765,710	176,173
Shares redeemed	(79,626)	(138,217)	(2,277,536)	(3,284,676)
Net increase (decrease)	645,820	52,080	$17,377,651	$1,340,682
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Stock Selector Large Cap Value Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Stock Selector Large Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $39,449,234, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in March and December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $262,135 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 31%, and 63%; Class M designates 32%, and 70%; Class C designates 36%, and 88%; Fidelity Stock Selector Large Cap Value Fund designates 29%, and 56%; Class I designates 30%, and 56%; and Class Z designates 29%, and 55%; of the dividends distributed in March, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 40.36%, and 69.92%; Class M designates 42.03%, and 77.71%; Class C designates 46.65%, and 98.11%; Fidelity Stock Selector Large Cap Value Fund designates 38.23%, and 62.86%; Class I designates 38.52%, and 62.19%; and Class Z designates 37.67%, and 61.21%; of the, dividends distributed in March, and December respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 16.68%, and 4.43%; Class M designates 17.37%, and 4.92%; Class C designates 19.28%, and 1.89%; Fidelity Stock Selector Large Cap Value Fund designates 15.80%, and 3.98%; Class I designates 15.92%, and 3.94%; and Class Z designates 15.57%, and 3.88% of the dividends distributed in March and December 2024, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.900194.115
LCV-ANN-0425
Fidelity® Mid Cap Value Fund

Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Value Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Aptiv PLC	170,417	10,637,429
BELGIUM - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Syensqo SA	54,500	4,325,180
CANADA - 2.4%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cenovus Energy Inc (United States)	1,103,893	15,973,332
MEG Energy Corp	372,500	6,107,734
South Bow Corp	230,200	5,508,897
		27,589,963
Materials - 0.9%
Chemicals - 0.5%
Methanex Corp (United States)	186,900	9,756,180
Paper & Forest Products - 0.4%
Interfor Corp (a)	698,300	8,168,094
TOTAL MATERIALS		17,924,274

TOTAL CANADA		45,514,237
GERMANY - 0.6%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	42,100	5,210,717
Industrials - 0.4%
Electrical Equipment - 0.4%
Siemens Energy AG (a)	116,200	6,913,583
TOTAL GERMANY		12,124,300
IRELAND - 0.3%
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	67,700	6,472,120
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (b)(c)	232,937	7,801,804
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	304,100	9,138,205
UNITED STATES - 94.4%
Communication Services - 1.1%
Interactive Media & Services - 0.4%
ZoomInfo Technologies Inc (a)	810,400	8,339,015
Media - 0.7%
Liberty Broadband Corp Class C (a)	90,900	6,968,394
Nexstar Media Group Inc	42,958	6,582,025
		13,550,419
TOTAL COMMUNICATION SERVICES		21,889,434

Consumer Discretionary - 8.4%
Automobile Components - 0.0%
Patrick Industries Inc	7,211	700,477
Automobiles - 0.0%
Harley-Davidson Inc	18,400	497,904
Distributors - 0.3%
LKQ Corp	137,700	5,148,603
Diversified Consumer Services - 1.2%
Laureate Education Inc (a)	646,252	12,097,837
Service Corp International/US	147,900	11,553,948
		23,651,785
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations Inc (a)	160,000	6,592,000
Travel + Leisure Co	113,700	6,180,732
		12,772,732
Household Durables - 2.6%
KB Home	197,300	13,238,830
Mohawk Industries Inc (a)	54,300	6,640,890
Newell Brands Inc (d)	1,132,200	11,276,712
Tempur Sealy International Inc	152,057	9,600,879
TopBuild Corp (a)	25,200	8,635,536
Worthington Enterprises Inc	22,200	930,180
		50,323,027
Leisure Products - 0.2%
Topgolf Callaway Brands Corp (a)(d)	575,400	4,522,644
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc	113,100	5,916,261
Camping World Holdings Inc Class A	337,300	7,788,257
Gap Inc/The	342,000	8,231,940
Lithia Motors Inc Class A	26,971	10,143,793
Penske Automotive Group Inc	44,000	7,287,720
Signet Jewelers Ltd (d)	124,900	7,397,827
Upbound Group Inc	322,743	9,469,280
		56,235,078
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp	84,600	7,580,160
TOTAL CONSUMER DISCRETIONARY		161,432,410

Consumer Staples - 5.5%
Beverages - 2.4%
Coca-Cola Consolidated Inc	14,300	19,556,966
Constellation Brands Inc Class A	45,800	8,280,640
Keurig Dr Pepper Inc	378,200	12,140,220
Primo Brands Corp Class A	172,500	5,583,825
		45,561,651
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc	372,800	7,474,640
US Foods Holding Corp (a)	272,468	19,326,155
		26,800,795
Food Products - 1.4%
Bunge Global SA	225,592	17,174,319
JM Smucker Co	84,000	8,978,760
		26,153,079
Tobacco - 0.3%
Philip Morris International Inc	50,100	6,523,020
TOTAL CONSUMER STAPLES		105,038,545

Energy - 4.6%
Energy Equipment & Services - 1.2%
Liberty Energy Inc Class A	261,071	4,780,210
Weatherford International PLC	305,800	19,250,110
		24,030,320
Oil, Gas & Consumable Fuels - 3.4%
Cheniere Energy Inc	56,600	12,658,590
Core Natural Resources Inc	115,838	10,464,805
Energy Transfer LP	917,900	18,798,592
Range Resources Corp	245,900	9,108,136
Targa Resources Corp	37,910	7,460,688
Valero Energy Corp	49,610	6,598,130
		65,088,941
TOTAL ENERGY		89,119,261

Financials - 17.6%
Banks - 3.8%
East West Bancorp Inc	114,024	11,741,051
First Citizens BancShares Inc/NC Class A	7,600	16,755,645
KeyCorp	519,300	9,337,014
M&T Bank Corp	79,056	15,909,229
Webster Financial Corp	106,100	6,391,464
Western Alliance Bancorp (d)	148,900	13,083,843
		73,218,246
Capital Markets - 1.9%
Ameriprise Financial Inc	10,500	5,705,280
BGC Group Inc Class A	990,800	9,452,232
Carlyle Group Inc/The	163,195	9,165,031
Raymond James Financial Inc	74,213	12,503,406
		36,825,949
Consumer Finance - 3.8%
Ally Financial Inc	251,000	9,781,470
Discover Financial Services	92,600	18,620,934
FirstCash Holdings Inc	128,000	13,971,200
OneMain Holdings Inc	247,555	13,749,205
SLM Corp	629,968	17,582,407
		73,705,216
Financial Services - 4.5%
Apollo Global Management Inc	69,073	11,810,102
Block Inc Class A (a)	112,500	10,217,250
Corebridge Financial Inc	355,292	11,994,658
Global Payments Inc	65,700	7,414,245
NCR Atleos Corp (a)	205,200	6,537,672
PennyMac Financial Services Inc	154,700	16,195,543
Rocket Cos Inc Class A (a)(d)	129,200	1,627,919
Voya Financial Inc	93,400	6,630,466
WEX Inc (a)	60,800	11,180,512
		83,608,367
Insurance - 3.6%
American Financial Group Inc/OH	95,200	13,000,512
Arthur J Gallagher & Co	23,411	7,065,908
Hartford Financial Services Group Inc/The	179,858	20,063,160
Reinsurance Group of America Inc	78,200	17,818,652
The Travelers Companies, Inc.	45,100	11,057,618
		69,005,850
TOTAL FINANCIALS		336,363,628

Health Care - 7.8%
Biotechnology - 0.2%
Moderna Inc (a)	110,200	4,344,084
Health Care Equipment & Supplies - 1.5%
Lantheus Holdings Inc (a)	84,000	7,770,840
QuidelOrtho Corp (a)	268,800	11,682,048
Solventum Corp	129,800	9,612,988
		29,065,876
Health Care Providers & Services - 4.6%
Acadia Healthcare Co Inc (a)	341,200	15,391,532
AdaptHealth Corp (a)	410,765	4,444,477
Centene Corp (a)	109,300	6,998,479
Cigna Group/The	28,800	8,473,248
CVS Health Corp	170,700	9,641,136
Henry Schein Inc (a)	183,400	14,672,000
Molina Healthcare Inc (a)	20,451	6,348,195
PACS Group Inc	296,400	4,306,692
Tenet Healthcare Corp (a)	113,330	15,967,064
		86,242,823
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International Inc (a)	61,963	10,209,024
Fortrea Holdings Inc (a)(d)	363,500	6,110,435
ICON PLC (a)	37,600	7,485,408
		23,804,867
Pharmaceuticals - 0.3%
Perrigo Co PLC	261,000	6,501,510
TOTAL HEALTH CARE		149,959,160

Industrials - 17.7%
Air Freight & Logistics - 0.6%
GXO Logistics Inc (a)	255,200	11,598,840
Building Products - 2.1%
AZZ Inc	64,711	5,551,557
Builders FirstSource Inc (a)	107,869	18,044,326
Owens Corning	50,400	9,301,320
UFP Industries Inc	64,572	7,467,752
		40,364,955
Commercial Services & Supplies - 1.1%
Brink's Co/The	51,120	4,771,029
MillerKnoll Inc	358,470	8,044,067
Vestis Corp	540,000	7,549,200
		20,364,296
Construction & Engineering - 1.7%
Centuri Holdings Inc (d)	482,600	10,752,328
EMCOR Group Inc	24,012	10,758,817
WillScot Holdings Corp (a)	279,500	10,358,270
		31,869,415
Electrical Equipment - 1.6%
Acuity Brands Inc	27,600	9,173,964
NEXTracker Inc Class A (a)(d)	98,900	4,986,538
Regal Rexnord Corp	109,069	17,312,522
		31,473,024
Ground Transportation - 2.0%
Ryder System Inc	93,900	14,968,600
U-Haul Holding Co Class N	152,419	9,867,606
XPO Inc (a)	100,641	13,452,682
		38,288,888
Machinery - 3.2%
Allison Transmission Holdings Inc	71,400	8,392,356
Atmus Filtration Technologies Inc	162,500	6,795,750
CNH Industrial NV Class A	922,100	11,876,648
Gates Industrial Corp PLC (a)	449,800	9,306,362
Mueller Water Products Inc Class A1	286,400	6,587,200
Terex Corp	238,000	11,445,420
Timken Co/The	83,595	6,710,171
		61,113,907
Professional Services - 2.4%
Amentum Holdings Inc	427,500	8,964,675
Concentrix Corp (d)	150,655	7,876,243
First Advantage Corp (a)(d)	396,200	7,480,256
Genpact Ltd	196,100	9,548,109
SS&C Technologies Holdings Inc	146,500	11,859,175
		45,728,458
Trading Companies & Distributors - 3.0%
Boise Cascade Co	89,200	11,253,472
Core & Main Inc Class A (a)	136,000	7,675,840
GMS Inc (a)	137,200	11,571,448
Herc Holdings Inc	27,400	5,588,504
Rush Enterprises Inc Class A	122,600	7,447,950
Wesco International Inc	77,012	14,247,220
		57,784,434
TOTAL INDUSTRIALS		338,586,217

Information Technology - 7.8%
Communications Equipment - 0.8%
Ciena Corp (a)	113,900	9,925,246
Lumentum Holdings Inc (a)	63,251	5,380,130
		15,305,376
Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics Inc (a)	113,000	13,170,150
Coherent Corp (a)	57,100	5,166,979
Jabil Inc	67,300	10,930,193
TD SYNNEX Corp	71,184	10,144,432
Vontier Corp	135,700	5,231,235
		44,642,989
IT Services - 1.4%
Amdocs Ltd	102,700	9,057,113
ASGN Inc (a)	85,800	7,568,418
EPAM Systems Inc (a)	42,200	10,717,112
		27,342,643
Semiconductors & Semiconductor Equipment - 1.8%
First Solar Inc (a)	67,100	11,240,592
MKS Instruments Inc	95,900	10,863,552
ON Semiconductor Corp (a)	220,000	11,514,800
		33,618,944
Software - 0.7%
NCR Voyix Corp (a)	490,700	6,030,703
Progress Software Corp	125,200	7,177,716
		13,208,419
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp (a)	237,200	15,448,836
TOTAL INFORMATION TECHNOLOGY		149,567,207

Materials - 8.0%
Chemicals - 3.2%
Air Products and Chemicals Inc	26,000	8,716,760
Chemours Co/The	299,500	5,687,505
Corteva Inc	307,167	20,048,790
Minerals Technologies Inc	99,300	7,615,317
Mosaic Co/The	90,500	2,524,045
Westlake Corp	154,789	17,687,739
		62,280,156
Construction Materials - 0.6%
CRH PLC	115,500	11,437,965
Containers & Packaging - 2.0%
Crown Holdings Inc	124,400	10,929,784
International Paper Co	206,740	11,500,946
Smurfit WestRock PLC	307,200	16,309,248
		38,739,978
Metals & Mining - 1.9%
ATI Inc (a)	120,100	6,856,509
Radius Recycling Inc Class A	165,800	1,991,258
Reliance Inc	41,200	11,927,400
Steel Dynamics Inc	116,000	14,871,200
		35,646,367
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	43,112	5,042,811
TOTAL MATERIALS		153,147,277

Real Estate - 8.5%
Health Care REITs - 1.6%
American Healthcare REIT Inc (d)	360,300	10,192,887
Welltower Inc	153,768	20,986,257
		31,179,144
Industrial REITs - 1.9%
Americold Realty Trust Inc	324,300	7,085,955
Prologis Inc	153,160	18,264,330
Rexford Industrial Realty Inc	292,500	11,893,050
		37,243,335
Real Estate Management & Development - 1.0%
CBRE Group Inc Class A (a)	83,202	12,042,657
Compass Inc Class A (a)	1,026,700	7,443,575
		19,486,232
Residential REITs - 2.5%
Camden Property Trust	155,600	17,693,276
Sun Communities Inc	229,000	28,968,501
		46,661,777
Specialized REITs - 1.5%
Gaming and Leisure Properties Inc	197,200	9,542,508
Outfront Media Inc	517,692	9,525,532
Public Storage Operating Co	32,316	9,645,680
		28,713,720
TOTAL REAL ESTATE		163,284,208

Utilities - 7.4%
Electric Utilities - 4.7%
Constellation Energy Corp	30,569	9,170,089
Edison International	228,532	12,340,728
Eversource Energy	186,900	10,780,392
Exelon Corp	339,300	13,572,000
FirstEnergy Corp	251,500	10,009,700
NRG Energy Inc	127,700	13,081,588
PG&E Corp	1,319,414	20,648,829
		89,603,326
Gas Utilities - 1.0%
UGI Corp	617,400	18,972,702
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	688,100	7,569,100
Vistra Corp	39,300	6,603,579
		14,172,679
Multi-Utilities - 1.0%
Sempra	238,600	19,787,098
TOTAL UTILITIES		142,535,805

TOTAL UNITED STATES		1,810,923,152
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (a)	832,400	10,418,245
TOTAL COMMON STOCKS (Cost $1,617,298,281)		1,917,354,672

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	2,812,803	2,813,365
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	50,629,857	50,634,920
TOTAL MONEY MARKET FUNDS (Cost $53,448,285)			53,448,285

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,670,746,566)	1,970,802,957
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(52,025,420)
NET ASSETS - 100.0%	1,918,777,537

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,801,804 or 0.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,801,804 or 0.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,192,419	224,627,191	224,005,931	118,820	(314)	-	2,813,365	2,812,803	0.0%
Fidelity Securities Lending Cash Central Fund	54,254,152	717,981,482	721,600,714	382,522	-	-	50,634,920	50,629,857	0.2%
Total	56,446,571	942,608,673	945,606,645	501,342	(314)	-	53,448,285	53,442,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,691,238	21,889,434	7,801,804	-
Consumer Discretionary	172,069,839	172,069,839	-	-
Consumer Staples	105,038,545	105,038,545	-	-
Energy	125,847,429	125,847,429	-	-
Financials	336,363,628	336,363,628	-	-
Health Care	155,169,877	155,169,877	-	-
Industrials	351,971,920	345,058,337	6,913,583	-
Information Technology	149,567,207	149,567,207	-	-
Materials	185,814,976	185,814,976	-	-
Real Estate	163,284,208	163,284,208	-	-
Utilities	142,535,805	142,535,805	-	-

Money Market Funds	53,448,285	53,448,285	-	-
Total Investments in Securities:	1,970,802,957	1,956,087,570	14,715,387	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $48,682,298) - See accompanying schedule:
Unaffiliated issuers (cost $1,617,298,281)	$1,917,354,672
Fidelity Central Funds (cost $53,448,285)	53,448,285

Total Investment in Securities (cost $1,670,746,566)		$1,970,802,957
Receivable for investments sold		7,670,767
Receivable for fund shares sold		1,070,602
Dividends receivable		720,371
Distributions receivable from Fidelity Central Funds		50,324
Prepaid expenses		1,351
Total assets		1,980,316,372
Liabilities
Payable for investments purchased	$7,923,607
Payable for fund shares redeemed	1,562,573
Accrued management fee	1,286,920
Distribution and service plan fees payable	75,107
Other payables and accrued expenses	67,427
Collateral on securities loaned	50,623,201
Total liabilities		61,538,835
Net Assets		$1,918,777,537
Net Assets consist of:
Paid in capital		$1,554,287,893
Total accumulated earnings (loss)		364,489,644
Net Assets		$1,918,777,537

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($210,234,928 ÷ 6,889,983 shares)(a)		$30.51
Maximum offering price per share (100/94.25 of $30.51)		$32.37
Class M :
Net Asset Value and redemption price per share ($40,060,506 ÷ 1,323,002 shares)(a)		$30.28
Maximum offering price per share (100/96.50 of $30.28)		$31.38
Class C :
Net Asset Value and offering price per share ($18,033,661 ÷ 619,526 shares)(a)		$29.11
Mid Cap Value :
Net Asset Value, offering price and redemption price per share ($1,333,585,179 ÷ 42,727,377 shares)		$31.21
Class I :
Net Asset Value, offering price and redemption price per share ($183,713,937 ÷ 5,958,270 shares)		$30.83
Class Z :
Net Asset Value, offering price and redemption price per share ($133,149,326 ÷ 4,319,852 shares)		$30.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$31,971,177
Interest		20
Income from Fidelity Central Funds (including $382,522 from security lending)		501,342
Total income		32,472,539
Expenses
Management fee
Basic fee	$11,917,591
Performance adjustment	3,146,091
Transfer agent fees	224,740
Distribution and service plan fees	903,325
Accounting fees	39,994
Custodian fees and expenses	42,769
Independent trustees' fees and expenses	7,733
Registration fees	134,814
Audit fees	65,715
Legal	7,427
Interest	14,979
Miscellaneous	38,317
Total expenses before reductions	16,543,495
Expense reductions	(35,338)
Total expenses after reductions		16,508,157
Net Investment income (loss)		15,964,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	243,632,755
Fidelity Central Funds	(314)
Foreign currency transactions	(30,371)
Total net realized gain (loss)		243,602,070
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	73,997,681
Assets and liabilities in foreign currencies	418
Total change in net unrealized appreciation (depreciation)		73,998,099
Net gain (loss)		317,600,169
Net increase (decrease) in net assets resulting from operations		$333,564,551
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,964,382	$14,838,093
Net realized gain (loss)	243,602,070	9,880,842
Change in net unrealized appreciation (depreciation)	73,998,099	105,494,924
Net increase (decrease) in net assets resulting from operations	333,564,551	130,213,859
Distributions to shareholders	(181,614,291)	(19,115,526)

Share transactions - net increase (decrease)	84,092,578	(12,105,340)
Total increase (decrease) in net assets	236,042,838	98,992,993

Net Assets
Beginning of period	1,682,734,699	1,583,741,706
End of period	$1,918,777,537	$1,682,734,699

Financial Highlights
Fidelity Advisor® Mid Cap Value Fund Class A

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.08	$26.06	$28.85	$22.67	$21.75
Income from Investment Operations
Net investment income (loss) A,B	.19	.19	.22 C	.29	.35
Net realized and unrealized gain (loss)	5.30	2.11	.08	6.21	.97
Total from investment operations	5.49	2.30	.30	6.50	1.32
Distributions from net investment income	(.21)	(.16)	(.28)	(.32)	(.40)
Distributions from net realized gain	(2.85)	(.11)	(2.81)	-	-
Total distributions	(3.06)	(.28) D	(3.09)	(.32)	(.40)
Net asset value, end of period	$30.51	$28.08	$26.06	$28.85	$22.67
Total Return E,F	20.00%	8.89%	1.70%	28.68%	6.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.13%	1.20%	1.08%	.86%	.73%
Expenses net of fee waivers, if any	1.12%	1.19%	1.08%	.86%	.73%
Expenses net of all reductions	1.12%	1.19%	1.08%	.86%	.72%
Net investment income (loss)	.61%	.75%	.84% C	1.05%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$210,235	$183,034	$172,188	$167,448	$122,838
Portfolio turnover rate I	96%	78% J	70% J	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class M

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.89	$25.89	$28.68	$22.54	$21.65
Income from Investment Operations
Net investment income (loss) A,B	.11	.13	.15 C	.22	.29
Net realized and unrealized gain (loss)	5.26	2.08	.08	6.18	.95
Total from investment operations	5.37	2.21	.23	6.40	1.24
Distributions from net investment income	(.13)	(.10)	(.22)	(.26)	(.35)
Distributions from net realized gain	(2.85)	(.11)	(2.81)	-	-
Total distributions	(2.98)	(.21)	(3.02) D	(.26)	(.35)
Net asset value, end of period	$30.28	$27.89	$25.89	$28.68	$22.54
Total Return E,F	19.70%	8.62%	1.45%	28.38%	5.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.38%	1.46%	1.34%	1.12%	1.01%
Expenses net of fee waivers, if any	1.37%	1.45%	1.34%	1.12%	1.01%
Expenses net of all reductions	1.37%	1.45%	1.34%	1.12%	1.00%
Net investment income (loss)	.36%	.50%	.58% C	.79%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$40,061	$37,407	$37,165	$38,920	$30,549
Portfolio turnover rate I	96%	78% J	70% J	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class C

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.87	$24.99	$27.79	$21.84	$20.99
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.01)	.02 C	.08	.19
Net realized and unrealized gain (loss)	5.07	2.00	.07	5.98	.91
Total from investment operations	5.03	1.99	.09	6.06	1.10
Distributions from net investment income	-	-	(.08)	(.11)	(.25)
Distributions from net realized gain	(2.79)	(.11)	(2.81)	-	-
Total distributions	(2.79)	(.11)	(2.89)	(.11)	(.25)
Net asset value, end of period	$29.11	$26.87	$24.99	$27.79	$21.84
Total Return D,E	19.12%	8.05%	.90%	27.76%	5.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.87%	1.98%	1.85%	1.62%	1.49%
Expenses net of fee waivers, if any	1.87%	1.97%	1.85%	1.62%	1.49%
Expenses net of all reductions	1.87%	1.97%	1.85%	1.62%	1.48%
Net investment income (loss)	(.13)%	(.02)%	.07% C	.28%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$18,034	$22,641	$34,139	$43,673	$43,128
Portfolio turnover rate H	96%	78% I	70% I	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.65	$26.57	$29.34	$23.03	$22.09
Income from Investment Operations
Net investment income (loss) A,B	.29	.27	.30 C	.38	.41
Net realized and unrealized gain (loss)	5.41	2.15	.09	6.32	.99
Total from investment operations	5.70	2.42	.39	6.70	1.40
Distributions from net investment income	(.29)	(.23)	(.35)	(.39)	(.46)
Distributions from net realized gain	(2.85)	(.11)	(2.81)	-	-
Total distributions	(3.14)	(.34)	(3.16)	(.39)	(.46)
Net asset value, end of period	$31.21	$28.65	$26.57	$29.34	$23.03
Total Return D	20.35%	9.20%	2.00%	29.11%	6.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.83%	.91%	.79%	.57%	.44%
Expenses net of fee waivers, if any	.83%	.90%	.79%	.57%	.43%
Expenses net of all reductions	.83%	.90%	.79%	.57%	.43%
Net investment income (loss)	.90%	1.05%	1.13% C	1.34%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,333,585	$1,119,427	$1,113,891	$1,172,691	$920,386
Portfolio turnover rate G	96%	78% H	70% H	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class I

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.34	$26.29	$29.06	$22.82	$21.88
Income from Investment Operations
Net investment income (loss) A,B	.27	.26	.29 C	.37	.41
Net realized and unrealized gain (loss)	5.35	2.13	.09	6.26	.98
Total from investment operations	5.62	2.39	.38	6.63	1.39
Distributions from net investment income	(.28)	(.23)	(.35)	(.39)	(.45)
Distributions from net realized gain	(2.85)	(.11)	(2.81)	-	-
Total distributions	(3.13)	(.34)	(3.15) D	(.39)	(.45)
Net asset value, end of period	$30.83	$28.34	$26.29	$29.06	$22.82
Total Return E	20.29%	9.16%	2.01%	29.06%	6.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88%	.94%	.81%	.59%	.42%
Expenses net of fee waivers, if any	.87%	.93%	.81%	.59%	.42%
Expenses net of all reductions	.87%	.93%	.81%	.59%	.41%
Net investment income (loss)	.86%	1.02%	1.11% C	1.32%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$183,714	$169,757	$139,456	$128,301	$94,586
Portfolio turnover rate H	96%	78% I	70% I	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class Z

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.31	$26.26	$29.03	$22.80	$21.86
Income from Investment Operations
Net investment income (loss) A,B	.31	.30	.32 C	.41	.43
Net realized and unrealized gain (loss)	5.36	2.12	.10	6.25	.99
Total from investment operations	5.67	2.42	.42	6.66	1.42
Distributions from net investment income	(.31)	(.26)	(.38)	(.43)	(.48)
Distributions from net realized gain	(2.85)	(.11)	(2.81)	-	-
Total distributions	(3.16)	(.37)	(3.19)	(.43)	(.48)
Net asset value, end of period	$30.82	$28.31	$26.26	$29.03	$22.80
Total Return D	20.48%	9.31%	2.15%	29.20%	6.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.79%	.67%	.45%	.29%
Expenses net of fee waivers, if any	.74%	.78%	.67%	.45%	.29%
Expenses net of all reductions	.74%	.78%	.67%	.45%	.28%
Net investment income (loss)	.99%	1.17%	1.25% C	1.45%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$133,149	$150,467	$86,903	$62,684	$17,987
Portfolio turnover rate G	96%	78% H	70% H	80%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I, and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs, and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$372,312,511
Gross unrealized depreciation	(75,306,755)
Net unrealized appreciation (depreciation)	$297,005,756
Tax Cost	$1,673,797,201

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$67,585,897
Net unrealized appreciation (depreciation) on securities and other investments	$297,006,076

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Ordinary Income	$70,296,879	$ 12,459,356
Long-term Capital Gains	$111,317,412	$6,656,170
Total	$181,614,291	$ 19,115,526

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	1,790,085,107	1,870,123,727

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Value Fund	45,406	113,197	1,053,416
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Mid Cap Value	.68
Class I	.71
Class Z	.56
One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Mid Cap Value	.64
Class I	.69
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Mid Cap Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Mid Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .17%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	502,470	9,805
Class M	.25%	.25%	195,076	706
Class C	.75%	.25%	205,779	14,848
			903,325	$25,359
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	38,360
Class M	2,574
Class CA	641
41,575

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	31,277.2000
Class M	6,271.2000
Class C	3,817.2000
Mid Cap Value	150,537.1569
Class I	27,315.1870
Class Z	5,523.0420
	224,740

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Mid Cap Value Fund	.0277

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid Cap Value Fund	52,053

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Value Fund	Borrower	5,749,684	4.94%	14,979

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value Fund	120,616,927	147,117,443	19,095,395
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Mid Cap Value Fund	2,798
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Value Fund	40,420	6,832	-
8. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $35,338.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Mid Cap Value Fund
Distributions to shareholders
Class A	$19,503,730	$1,798,558
Class M	3,653,048	289,978
Class C	1,681,942	144,514
Mid Cap Value	123,148,659	13,626,317
Class I	18,499,208	1,783,781
Class Z	15,127,704	1,472,378
Total	$181,614,291	$19,115,526
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Mid Cap Value Fund
Class A
Shares sold	831,456	1,049,909	$26,017,015	$26,801,625
Reinvestment of distributions	650,179	67,589	19,156,997	1,767,207
Shares redeemed	(1,110,602)	(1,204,882)	(34,253,630)	(30,521,775)
Net increase (decrease)	371,033	(87,384)	$10,920,382	$(1,952,943)
Class M
Shares sold	91,977	151,701	$2,854,529	$3,987,555
Reinvestment of distributions	124,084	11,337	3,629,121	287,423
Shares redeemed	(234,543)	(256,821)	(7,109,620)	(6,484,889)
Net increase (decrease)	(18,482)	(93,783)	$(625,970)	$(2,209,911)
Class C
Shares sold	59,358	94,312	$1,770,589	$2,271,542
Reinvestment of distributions	59,731	6,356	1,681,644	144,404
Shares redeemed	(342,255)	(623,798)	(10,128,885)	(15,071,505)
Net increase (decrease)	(223,166)	(523,130)	$(6,676,652)	$(12,655,559)
Mid Cap Value
Shares sold	6,828,842	3,425,346	$219,338,424	$91,756,579
Reinvestment of distributions	3,836,838	475,619	115,604,604	12,829,287
Shares redeemed	(7,016,018)	(6,745,295)	(225,729,180)	(175,071,274)
Net increase (decrease)	3,649,662	(2,844,330)	$109,213,848	$(70,485,408)
Class I
Shares sold	2,744,632	2,562,591	$86,375,636	$67,858,602
Reinvestment of distributions	612,481	65,806	18,229,443	1,759,493
Shares redeemed	(3,389,860)	(1,942,016)	(104,211,877)	(49,591,457)
Net increase (decrease)	(32,747)	686,381	$393,202	$20,026,638
Class Z
Shares sold	2,553,765	3,226,646	$79,894,988	$86,020,944
Reinvestment of distributions	430,463	47,730	12,809,716	1,289,401
Shares redeemed	(3,978,851)	(1,268,925)	(121,836,936)	(32,138,502)
Net increase (decrease)	(994,623)	2,005,451	$(29,132,232)	$55,171,843

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Mid Cap Value Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mid Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $170,061,137, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December, during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Class A designates 31%, Class M designates 33%, Class C designates 40%, Mid Cap Value designates 29%, Class I designates 29% and Class Z designates 28% of the dividends distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 35.71%, Class M designates 38.28%, Class C designates 46.94%, Mid Cap Value designates 33.35%, Class I designates 33.63% and Class Z designates 32.92% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 6.87%, Class M designates 7.36%, Class C designates 9.02%, Mid Cap Value designates 6.41%, Class I designates 6.47% and Class Z designates 6.33% of the dividends distributed in December during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.900180.115
MCV-ANN-0425
Fidelity® Mid Cap Value K6 Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Value K6 Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Aptiv PLC	2,590	161,668
BELGIUM - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Syensqo SA	1,000	79,360
CANADA - 2.5%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cenovus Energy Inc (United States)	16,821	243,401
MEG Energy Corp	8,700	142,650
South Bow Corp	3,300	78,972
		465,023
Materials - 0.9%
Chemicals - 0.5%
Methanex Corp (United States)	2,870	149,814
Paper & Forest Products - 0.4%
Interfor Corp (a)	10,300	120,480
TOTAL MATERIALS		270,294

TOTAL CANADA		735,317
GERMANY - 0.6%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	626	77,480
Industrials - 0.3%
Electrical Equipment - 0.3%
Siemens Energy AG (a)	1,700	101,145
TOTAL GERMANY		178,625
IRELAND - 0.3%
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	992	94,835
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (b)(c)	3,463	115,987
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	4,412	132,581
UNITED STATES - 93.5%
Communication Services - 1.1%
Interactive Media & Services - 0.4%
ZoomInfo Technologies Inc (a)	12,277	126,330
Media - 0.7%
Liberty Broadband Corp Class C (a)	1,379	105,715
Nexstar Media Group Inc	643	98,520
		204,235
TOTAL COMMUNICATION SERVICES		330,565

Consumer Discretionary - 8.8%
Automobile Components - 0.1%
Patrick Industries Inc	400	38,856
Distributors - 0.3%
LKQ Corp	2,068	77,323
Diversified Consumer Services - 1.6%
Laureate Education Inc (a)	16,389	306,802
Service Corp International/US	2,400	187,488
		494,290
Hotels, Restaurants & Leisure - 0.6%
Hilton Grand Vacations Inc (a)	2,374	97,809
Travel + Leisure Co	1,590	86,432
		184,241
Household Durables - 2.5%
KB Home	3,150	211,365
Mohawk Industries Inc (a)	798	97,595
Newell Brands Inc	17,256	171,870
Tempur Sealy International Inc	2,324	146,737
TopBuild Corp (a)	370	126,792
Worthington Enterprises Inc	300	12,570
		766,929
Leisure Products - 0.2%
Topgolf Callaway Brands Corp (a)(d)	8,502	66,826
Specialty Retail - 3.1%
Academy Sports & Outdoors Inc	1,786	93,425
Camping World Holdings Inc Class A	5,009	115,657
Gap Inc/The	5,170	124,442
Lithia Motors Inc Class A	458	172,254
Penske Automotive Group Inc	800	132,504
Signet Jewelers Ltd	2,107	124,798
Upbound Group Inc	4,875	143,033
		906,113
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp	1,270	113,792
TOTAL CONSUMER DISCRETIONARY		2,648,370

Consumer Staples - 5.5%
Beverages - 2.5%
Coca-Cola Consolidated Inc	218	298,141
Constellation Brands Inc Class A	1,000	180,800
Keurig Dr Pepper Inc	5,900	189,390
Primo Brands Corp Class A	2,475	80,116
		748,447
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc	5,475	109,773
US Foods Holding Corp (a)	4,149	294,289
		404,062
Food Products - 1.4%
Bunge Global SA	3,619	275,515
JM Smucker Co	1,315	140,560
		416,075
Tobacco - 0.3%
Philip Morris International Inc	660	85,932
TOTAL CONSUMER STAPLES		1,654,516

Energy - 4.6%
Energy Equipment & Services - 1.2%
Liberty Energy Inc Class A	3,903	71,464
Weatherford International PLC	4,685	294,921
		366,385
Oil, Gas & Consumable Fuels - 3.4%
Cheniere Energy Inc	898	200,838
Core Natural Resources Inc	2,006	181,222
Energy Transfer LP	14,000	286,720
Range Resources Corp	3,709	137,381
Targa Resources Corp	684	134,611
Valero Energy Corp	689	91,637
		1,032,409
TOTAL ENERGY		1,398,794

Financials - 17.1%
Banks - 3.7%
East West Bancorp Inc	1,728	177,932
First Citizens BancShares Inc/NC Class A	117	257,949
KeyCorp	7,901	142,060
M&T Bank Corp	1,216	244,708
Webster Financial Corp	1,700	102,408
Western Alliance Bancorp	2,243	197,092
		1,122,149
Capital Markets - 1.9%
Ameriprise Financial Inc	172	93,458
BGC Group Inc Class A	15,169	144,712
Carlyle Group Inc/The	2,456	137,929
Raymond James Financial Inc	1,080	181,958
		558,057
Consumer Finance - 3.7%
Ally Financial Inc	3,770	146,917
Discover Financial Services	1,420	285,548
FirstCash Holdings Inc	1,865	203,565
OneMain Holdings Inc	3,617	200,888
SLM Corp	9,607	268,131
		1,105,049
Financial Services - 4.3%
Apollo Global Management Inc	1,095	187,223
Block Inc Class A (a)	1,689	153,395
Corebridge Financial Inc	5,597	188,955
Global Payments Inc	1,019	114,994
NCR Atleos Corp (a)	3,053	97,269
PennyMac Financial Services Inc	2,299	240,682
Rocket Cos Inc Class A (a)(d)	2,100	26,460
Voya Financial Inc	1,383	98,179
WEX Inc (a)	956	175,799
		1,282,956
Insurance - 3.5%
American Financial Group Inc/OH	1,431	195,417
Arthur J Gallagher & Co	413	124,652
Hartford Financial Services Group Inc/The	2,755	307,321
Reinsurance Group of America Inc	1,193	271,837
The Travelers Companies, Inc.	686	168,193
		1,067,420
TOTAL FINANCIALS		5,135,631

Health Care - 7.7%
Biotechnology - 0.2%
Moderna Inc (a)	1,700	67,014
Health Care Equipment & Supplies - 1.5%
Lantheus Holdings Inc (a)	1,400	129,514
QuidelOrtho Corp (a)	4,054	176,187
Solventum Corp	1,900	140,714
		446,415
Health Care Providers & Services - 4.5%
Acadia Healthcare Co Inc (a)	5,129	231,369
AdaptHealth Corp (a)	5,903	63,870
Centene Corp (a)	1,607	102,896
Cigna Group/The	422	124,157
CVS Health Corp	2,691	151,988
Henry Schein Inc (a)	2,761	220,880
Molina Healthcare Inc (a)	394	122,302
PACS Group Inc (d)	4,434	64,426
Tenet Healthcare Corp (a)	1,755	247,262
		1,329,150
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International Inc (a)	966	159,159
Fortrea Holdings Inc (a)	5,404	90,841
ICON PLC (a)	630	125,420
		375,420
Pharmaceuticals - 0.3%
Perrigo Co PLC	3,985	99,266
TOTAL HEALTH CARE		2,317,265

Industrials - 17.3%
Air Freight & Logistics - 0.6%
GXO Logistics Inc (a)(d)	4,000	181,800
Building Products - 2.0%
AZZ Inc	951	81,586
Builders FirstSource Inc (a)	1,678	280,697
Owens Corning	760	140,258
UFP Industries Inc	956	110,561
		613,102
Commercial Services & Supplies - 1.0%
Brink's Co/The	756	70,557
MillerKnoll Inc	5,397	121,109
Vestis Corp	8,191	114,510
		306,176
Construction & Engineering - 1.7%
Centuri Holdings Inc (d)	7,253	161,597
EMCOR Group Inc	403	180,568
WillScot Holdings Corp (a)	4,186	155,133
		497,298
Electrical Equipment - 1.6%
Acuity Brands Inc	459	152,567
NEXTracker Inc Class A (a)	1,376	69,378
Regal Rexnord Corp	1,732	274,920
		496,865
Ground Transportation - 2.1%
Ryder System Inc	1,633	260,317
U-Haul Holding Co Class N	2,322	150,326
XPO Inc (a)	1,555	207,857
		618,500
Machinery - 3.1%
Allison Transmission Holdings Inc	1,065	125,180
Atmus Filtration Technologies Inc	2,378	99,448
CNH Industrial NV Class A	13,998	180,295
Gates Industrial Corp PLC (a)	6,833	141,375
Mueller Water Products Inc Class A1	4,208	96,784
Terex Corp	3,745	180,097
Timken Co/The	1,238	99,374
		922,553
Professional Services - 2.3%
Amentum Holdings Inc	6,415	134,523
Concentrix Corp	2,216	115,852
First Advantage Corp (a)(d)	6,002	113,318
Genpact Ltd	2,996	145,875
SS&C Technologies Holdings Inc	2,238	181,166
		690,734
Trading Companies & Distributors - 2.9%
Boise Cascade Co	1,509	190,375
Core & Main Inc Class A (a)	1,965	110,905
GMS Inc (a)	2,078	175,259
Herc Holdings Inc	395	80,564
Rush Enterprises Inc Class A	1,813	110,140
Wesco International Inc	1,187	219,595
		886,838
TOTAL INDUSTRIALS		5,213,866

Information Technology - 8.3%
Communications Equipment - 0.8%
Ciena Corp (a)	1,867	162,690
Lumentum Holdings Inc (a)	925	78,681
		241,371
Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics Inc (a)	1,842	214,685
Coherent Corp (a)	918	83,070
Jabil Inc	1,014	164,684
TD SYNNEX Corp	1,072	152,771
Vontier Corp	2,023	77,986
		693,196
IT Services - 1.4%
Amdocs Ltd	1,553	136,959
ASGN Inc (a)	1,300	114,673
EPAM Systems Inc (a)	633	160,757
		412,389
Semiconductors & Semiconductor Equipment - 2.4%
First Solar Inc (a)	1,014	169,865
MKS Instruments Inc	1,503	170,260
ON Semiconductor Corp (a)	7,077	370,410
		710,535
Software - 0.6%
NCR Voyix Corp (a)	7,271	89,360
Progress Software Corp	1,930	110,647
		200,007
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp (a)	3,537	230,365
TOTAL INFORMATION TECHNOLOGY		2,487,863

Materials - 7.7%
Chemicals - 3.1%
Air Products and Chemicals Inc	400	134,104
Chemours Co/The	4,400	83,556
Corteva Inc	4,704	307,030
Minerals Technologies Inc	1,496	114,728
Mosaic Co/The	1,400	39,046
Westlake Corp	2,314	264,421
		942,885
Construction Materials - 0.6%
CRH PLC	1,742	172,510
Containers & Packaging - 2.0%
Crown Holdings Inc	1,970	173,084
International Paper Co	3,017	167,836
Smurfit WestRock PLC	4,696	249,311
		590,231
Metals & Mining - 1.8%
ATI Inc (a)	1,716	97,966
Radius Recycling Inc Class A	2,422	29,088
Reliance Inc	625	180,938
Steel Dynamics Inc	1,773	227,299
		535,291
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	691	80,826
TOTAL MATERIALS		2,321,743

Real Estate - 8.3%
Health Care REITs - 1.6%
American Healthcare REIT Inc	5,400	152,766
Welltower Inc	2,379	324,686
		477,452
Industrial REITs - 1.9%
Americold Realty Trust Inc	5,000	109,250
Prologis Inc	2,394	285,485
Rexford Industrial Realty Inc	4,500	182,970
		577,705
Real Estate Management & Development - 1.0%
CBRE Group Inc Class A (a)	1,263	182,807
Compass Inc Class A (a)	15,179	110,047
		292,854
Residential REITs - 2.4%
Camden Property Trust	2,322	264,034
Sun Communities Inc	3,481	440,347
		704,381
Specialized REITs - 1.4%
Gaming and Leisure Properties Inc	2,985	144,444
Outfront Media Inc	7,910	145,544
Public Storage Operating Co	486	145,061
		435,049
TOTAL REAL ESTATE		2,487,441

Utilities - 7.1%
Electric Utilities - 4.5%
Constellation Energy Corp	492	147,589
Edison International	3,481	187,974
Eversource Energy	2,800	161,504
Exelon Corp	4,966	198,640
FirstEnergy Corp	3,826	152,275
NRG Energy Inc	1,929	197,607
PG&E Corp	19,987	312,797
		1,358,386
Gas Utilities - 1.0%
UGI Corp	9,353	287,418
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	10,371	114,081
Vistra Corp	521	87,543
		201,624
Multi-Utilities - 1.0%
Sempra	3,616	299,875
TOTAL UTILITIES		2,147,303

TOTAL UNITED STATES		28,143,357
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (a)	12,500	156,449
TOTAL COMMON STOCKS (Cost $24,638,475)		29,798,179

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	352,415	352,486
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	434,857	434,900
TOTAL MONEY MARKET FUNDS (Cost $787,385)			787,386

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $25,425,860)	30,585,565
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(467,831)
NET ASSETS - 100.0%	30,117,734

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $115,987 or 0.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,987 or 0.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	353,508	16,933,183	16,934,191	10,895	(15)	1	352,486	352,415	0.0%
Fidelity Securities Lending Cash Central Fund	710,050	8,885,022	9,160,172	7,151	-	-	434,900	434,857	0.0%
Total	1,063,558	25,818,205	26,094,363	18,046	(15)	1	787,386	787,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	446,552	330,565	115,987	-
Consumer Discretionary	2,810,038	2,810,038	-	-
Consumer Staples	1,654,516	1,654,516	-	-
Energy	1,996,398	1,996,398	-	-
Financials	5,135,631	5,135,631	-	-
Health Care	2,394,745	2,394,745	-	-
Industrials	5,409,846	5,308,701	101,145	-
Information Technology	2,487,863	2,487,863	-	-
Materials	2,827,846	2,827,846	-	-
Real Estate	2,487,441	2,487,441	-	-
Utilities	2,147,303	2,147,303	-	-

Money Market Funds	787,386	787,386	-	-
Total Investments in Securities:	30,585,565	30,368,433	217,132	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $417,779) - See accompanying schedule:
Unaffiliated issuers (cost $24,638,475)	$29,798,179
Fidelity Central Funds (cost $787,385)	787,386

Total Investment in Securities (cost $25,425,860)		$30,585,565
Cash		18,490
Foreign currency held at value (cost $1,809)		1,809
Receivable for investments sold		121,270
Receivable for fund shares sold		3,343
Dividends receivable		9,841
Distributions receivable from Fidelity Central Funds		2,030
Total assets		30,742,348
Liabilities
Payable for investments purchased	$159,495
Payable for fund shares redeemed	18,429
Accrued management fee	11,123
Other payables and accrued expenses	667
Collateral on securities loaned	434,900
Total liabilities		624,614
Net Assets		$30,117,734
Net Assets consist of:
Paid in capital		$23,814,448
Total accumulated earnings (loss)		6,303,286
Net Assets		$30,117,734
Net Asset Value, offering price and redemption price per share ($30,117,734 ÷ 2,367,255 shares)		$12.72
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$750,377
Interest		18
Income from Fidelity Central Funds (including $7,151 from security lending)		18,046
Total income		768,441
Expenses
Management fee	$198,523
Independent trustees' fees and expenses	190
Miscellaneous	769
Total expenses before reductions	199,482
Expense reductions	(218)
Total expenses after reductions		199,264
Net Investment income (loss)		569,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,528,636
Fidelity Central Funds	(15)
Foreign currency transactions	(689)
Total net realized gain (loss)		8,527,932
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(187,158)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		(187,145)
Net gain (loss)		8,340,787
Net increase (decrease) in net assets resulting from operations		$8,909,964
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$569,177	$515,979
Net realized gain (loss)	8,527,932	162,626
Change in net unrealized appreciation (depreciation)	(187,145)	2,560,783
Net increase (decrease) in net assets resulting from operations	8,909,964	3,239,388
Distributions to shareholders	(7,920,228)	(486,422)

Share transactions
Proceeds from sales of shares	31,183,898	8,965,601
Reinvestment of distributions	7,920,228	486,422
Cost of shares redeemed	(50,289,274)	(8,266,261)

Net increase (decrease) in net assets resulting from share transactions	(11,185,148)	1,185,762
Total increase (decrease) in net assets	(10,195,412)	3,938,728

Net Assets
Beginning of period	40,313,146	36,374,418
End of period	$30,117,734	$40,313,146

Other Information
Shares
Sold	1,925,661	652,201
Issued in reinvestment of distributions	642,438	33,786
Redeemed	(2,931,745)	(619,135)
Net increase (decrease)	(363,646)	66,852

Financial Highlights
Fidelity® Mid Cap Value K6 Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.76	$13.65	$13.55	$10.64	$10.28
Income from Investment Operations
Net investment income (loss) A,B	.21	.20	.19 C	.19	.19
Net realized and unrealized gain (loss)	2.50	1.10	.12	2.91	.40
Total from investment operations	2.71	1.30	.31	3.10	.59
Distributions from net investment income	(.37) D	(.17)	(.21)	(.19)	(.23)
Distributions from net realized gain	(4.38) D	(.03)	-	-	-
Total distributions	(4.75)	(.19) E	(.21)	(.19)	(.23)
Net asset value, end of period	$12.72	$14.76	$13.65	$13.55	$10.64
Total Return F	19.49%	9.58%	2.41%	29.17%	5.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.29%	1.48%	1.45% C	1.45%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$30,118	$40,313	$36,374	$34,992	$27,404
Portfolio turnover rate I	140%	84% J	85% J	100%	73% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,042,862
Gross unrealized depreciation	(1,026,291)
Net unrealized appreciation (depreciation)	$5,016,571
Tax Cost	$25,568,994

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$127,848
Undistributed long-term capital gain	$1,158,856
Net unrealized appreciation (depreciation) on securities and other investments	$5,016,583

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Ordinary Income	$3,258,071	$ 415,094
Long-term Capital Gains	4,662,157	71,328
Total	$7,920,228	$ 486,422

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	60,332,156	79,009,831

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid Cap Value K6 Fund	88,078	1,053,416
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid Cap Value K6 Fund	1,706

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value K6 Fund	2,937,640	5,681,692	617,497

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Value K6 Fund	760	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $218.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Mid Cap Value K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Mid Cap Value K6 Fund (the "Fund"), a fund of Fidelity Devonshire Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $5,757,002, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $10,602 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 98% and 17% of the dividends distributed in March and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 98.09% and 18.99% of the dividends distributed in March and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.10% and 3.93% of the dividends distributed in March and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883983.107
MCVK6-ANN-0425
Fidelity® Equity-Income K6 Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity-Income K6 Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
CANADA - 2.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Quebecor Inc Class B (a)	33,500	743,599
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	10,500	645,598
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	16,153	853,025
Metro Inc/CN	11,130	695,438
		1,548,463
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd	40,972	1,244,651
Cenovus Energy Inc	5,400	78,101
Imperial Oil Ltd (a)	24,309	1,616,920
		2,939,672
TOTAL CANADA		5,877,332
CHINA - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	11,200	2,335,760
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (b)	30,200	576,149
GERMANY - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	3,429	735,095
IRELAND - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Accenture PLC Class A	6,680	2,571,466
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	6,000	419,151
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	39,090	982,740
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	39,307	1,399,350
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,906	3,957,404
UNITED KINGDOM - 1.7%
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Unilever PLC	13,603	779,139
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	16,998	2,386,105
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC (b)	107,200	799,300
TOTAL UNITED KINGDOM		3,964,544
UNITED STATES - 87.0%
Communication Services - 5.8%
Diversified Telecommunication Services - 1.6%
AT&T Inc	75,864	1,800,253
Verizon Communications Inc	47,581	1,874,216
		3,674,469
Entertainment - 1.1%
Walt Disney Co/The	23,400	2,645,604
Interactive Media & Services - 0.8%
Alphabet Inc Class A	9,288	1,894,938
Media - 1.1%
Comcast Corp Class A	62,052	2,088,670
Interpublic Group of Cos Inc/The	20,897	599,117
		2,687,787
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc	11,920	2,777,002
TOTAL COMMUNICATION SERVICES		13,679,800

Consumer Discretionary - 5.9%
Diversified Consumer Services - 0.4%
H&R Block Inc	17,122	947,017
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	10,614	3,064,262
Starbucks Corp	4,000	430,720
		3,494,982
Specialty Retail - 3.5%
Burlington Stores Inc (b)	4,950	1,405,454
Dick's Sporting Goods Inc	5,799	1,392,049
Lowe's Cos Inc	10,122	2,632,125
TJX Cos Inc/The	22,840	2,850,204
		8,279,832
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co (a)	1,573	138,896
Tapestry Inc	15,650	1,141,511
		1,280,407
TOTAL CONSUMER DISCRETIONARY		14,002,238

Consumer Staples - 8.5%
Beverages - 1.8%
Coca-Cola Co/The	35,254	2,237,924
Keurig Dr Pepper Inc	62,122	1,994,116
		4,232,040
Consumer Staples Distribution & Retail - 3.8%
Albertsons Cos Inc	13,500	270,675
BJ's Wholesale Club Holdings Inc (b)	14,546	1,440,781
Costco Wholesale Corp	271	265,547
Target Corp	10,753	1,482,946
Walmart Inc	56,610	5,556,839
		9,016,788
Food Products - 0.7%
JM Smucker Co	6,500	694,785
Mondelez International Inc	16,734	970,405
		1,665,190
Household Products - 1.8%
Procter & Gamble Co/The	25,812	4,284,534
Personal Care Products - 0.4%
Kenvue Inc	40,773	868,056
TOTAL CONSUMER STAPLES		20,066,608

Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Enterprise Products Partners LP	44,262	1,445,154
Exxon Mobil Corp	61,291	6,547,718
Hess Corp	9,705	1,349,286
Phillips 66	6,338	747,060
Shell PLC	50,293	1,651,358
Valero Energy Corp	4,871	647,843
		12,388,419
Financials - 20.9%
Banks - 12.4%
Bank of America Corp	99,167	4,591,432
Huntington Bancshares Inc/OH	120,325	2,069,590
JPMorgan Chase & Co	34,706	9,276,915
M&T Bank Corp	12,888	2,593,581
PNC Financial Services Group Inc/The	19,411	3,900,640
US Bancorp	37,600	1,796,528
Wells Fargo & Co	59,114	4,658,183
		28,886,869
Capital Markets - 0.9%
Blackrock Inc	1,900	2,043,450
Consumer Finance - 0.8%
Capital One Financial Corp	9,524	1,940,134
Financial Services - 1.4%
Apollo Global Management Inc	9,600	1,641,408
Visa Inc Class A	4,852	1,658,414
		3,299,822
Insurance - 5.4%
American Financial Group Inc/OH	9,168	1,251,982
Chubb Ltd	13,404	3,644,280
Hartford Financial Services Group Inc/The	27,017	3,013,746
Marsh & McLennan Cos Inc	10,873	2,358,136
The Travelers Companies, Inc.	10,432	2,557,718
		12,825,862
TOTAL FINANCIALS		48,996,137

Health Care - 12.7%
Biotechnology - 3.5%
AbbVie Inc	26,800	4,928,521
Gilead Sciences Inc	33,307	3,237,440
		8,165,961
Health Care Providers & Services - 2.8%
Cigna Group/The	4,230	1,244,508
UnitedHealth Group Inc	9,896	5,368,481
		6,612,989
Life Sciences Tools & Services - 1.5%
Danaher Corp	16,727	3,725,772
Pharmaceuticals - 4.9%
Eli Lilly & Co	2,071	1,679,747
GSK PLC	36,400	634,073
Johnson & Johnson	22,624	3,442,242
Merck & Co Inc	22,556	2,228,984
Roche Holding AG	3,836	1,205,931
Royalty Pharma PLC Class A	18,193	574,535
Sanofi SA	15,922	1,730,435
		11,495,947
TOTAL HEALTH CARE		30,000,669

Industrials - 11.1%
Aerospace & Defense - 3.8%
GE Aerospace	22,564	4,593,353
General Dynamics Corp	6,200	1,593,276
Huntington Ingalls Industries Inc	5,136	1,013,127
Northrop Grumman Corp	3,476	1,693,751
		8,893,507
Building Products - 0.7%
Johnson Controls International plc	20,431	1,593,618
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	12,133	523,438
Veralto Corp	5,875	607,417
		1,130,855
Electrical Equipment - 2.1%
AMETEK Inc	9,922	1,831,204
GE Vernova Inc	6,791	2,532,228
Regal Rexnord Corp	3,008	477,460
		4,840,892
Ground Transportation - 0.9%
Norfolk Southern Corp	8,600	2,195,580
Machinery - 2.3%
Crane Co	12,504	2,129,681
Hillenbrand Inc	8,900	302,511
ITT Inc	19,286	2,912,572
		5,344,764
Professional Services - 0.2%
KBR Inc	14,468	787,348
Trading Companies & Distributors - 0.6%
Watsco Inc	3,030	1,450,128
TOTAL INDUSTRIALS		26,236,692

Information Technology - 4.9%
Communications Equipment - 1.1%
Cisco Systems Inc	43,490	2,635,494
Electronic Equipment, Instruments & Components - 0.4%
Crane NXT Co	13,206	844,787
IT Services - 0.6%
Amdocs Ltd	16,804	1,481,945
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices Inc	6,422	1,360,758
Broadcom Inc	1,300	287,651
		1,648,409
Software - 1.6%
Gen Digital Inc	22,355	601,573
Microsoft Corp	7,579	3,145,740
		3,747,313
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	4,675	1,103,300
TOTAL INFORMATION TECHNOLOGY		11,461,248

Materials - 4.2%
Chemicals - 2.2%
Linde PLC	11,638	5,191,945
Containers & Packaging - 1.3%
Ball Corp	23,132	1,288,452
Crown Holdings Inc	20,320	1,785,316
		3,073,768
Metals & Mining - 0.7%
Freeport-McMoRan Inc	44,042	1,578,905
TOTAL MATERIALS		9,844,618

Real Estate - 2.0%
Specialized REITs - 2.0%
American Tower Corp	5,983	1,106,556
Lamar Advertising Co Class A	18,560	2,346,355
Public Storage Operating Co	4,141	1,236,006
		4,688,917
Utilities - 5.7%
Electric Utilities - 3.8%
Constellation Energy Corp	7,071	2,121,159
Exelon Corp	20,463	818,520
FirstEnergy Corp	15,323	609,855
NextEra Energy Inc	37,109	2,655,520
PG&E Corp	45,392	710,385
Southern Co/The	23,823	1,999,941
		8,915,380
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	6,800	507,824
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	9,634	1,618,801
Multi-Utilities - 1.0%
Ameren Corp	8,508	801,454
CenterPoint Energy Inc	23,299	758,848
WEC Energy Group Inc	8,530	846,688
		2,406,990
TOTAL UTILITIES		13,448,995

TOTAL UNITED STATES		204,814,341
TOTAL COMMON STOCKS (Cost $169,559,903)		227,633,332

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	6,877,094	6,878,469
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	2,124,586	2,124,798
TOTAL MONEY MARKET FUNDS (Cost $9,003,267)			9,003,267

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $178,563,170)	236,636,599
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,204,759)
NET ASSETS - 100.0%	235,431,840

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,598,667	60,468,199	55,188,321	321,177	(76)	-	6,878,469	6,877,094	0.0%
Fidelity Securities Lending Cash Central Fund	-	11,279,439	9,154,641	1,294	-	-	2,124,798	2,124,586	0.0%
Total	1,598,667	71,747,638	64,342,962	322,471	(76)	-	9,003,267	9,001,680

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	14,423,399	14,423,399	-	-
Consumer Discretionary	14,647,836	14,647,836	-	-
Consumer Staples	22,394,210	21,615,071	779,139	-
Energy	15,904,240	14,252,882	1,651,358	-
Financials	48,996,137	48,996,137	-	-
Health Care	32,386,774	26,430,230	5,956,544	-
Industrials	29,172,978	26,655,843	2,517,135	-
Information Technology	21,725,228	20,325,878	1,399,350	-
Materials	9,844,618	9,844,618	-	-
Real Estate	4,688,917	4,688,917	-	-
Utilities	13,448,995	13,448,995	-	-

Money Market Funds	9,003,267	9,003,267	-	-
Total Investments in Securities:	236,636,599	224,333,073	12,303,526	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,916,076) - See accompanying schedule:
Unaffiliated issuers (cost $169,559,903)	$227,633,332
Fidelity Central Funds (cost $9,003,267)	9,003,267

Total Investment in Securities (cost $178,563,170)		$236,636,599
Cash		145
Foreign currency held at value (cost $39)		39
Receivable for fund shares sold		812,581
Dividends receivable		296,634
Distributions receivable from Fidelity Central Funds		25,310
Total assets		237,771,308
Liabilities
Payable for investments purchased	$45,896
Payable for fund shares redeemed	101,862
Accrued management fee	65,322
Other payables and accrued expenses	1,590
Collateral on securities loaned	2,124,798
Total liabilities		2,339,468
Net Assets		$235,431,840
Net Assets consist of:
Paid in capital		$177,977,925
Total accumulated earnings (loss)		57,453,915
Net Assets		$235,431,840
Net Asset Value, offering price and redemption price per share ($235,431,840 ÷ 14,350,522 shares)		$16.41
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$4,157,296
Interest		35
Income from Fidelity Central Funds (including $1,294 from security lending)		322,471
Total income		4,479,802
Expenses
Management fee	$667,188
Independent trustees' fees and expenses	785
Miscellaneous	2,236
Total expenses before reductions	670,209
Expense reductions	(715)
Total expenses after reductions		669,494
Net Investment income (loss)		3,810,308
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,435,070
Fidelity Central Funds	(76)
Foreign currency transactions	(2,791)
Total net realized gain (loss)		2,432,203
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	27,993,405
Assets and liabilities in foreign currencies	(2,244)
Total change in net unrealized appreciation (depreciation)		27,991,161
Net gain (loss)		30,423,364
Net increase (decrease) in net assets resulting from operations		$34,233,672
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,810,308	$3,147,894
Net realized gain (loss)	2,432,203	1,351,996
Change in net unrealized appreciation (depreciation)	27,991,161	5,028,707
Net increase (decrease) in net assets resulting from operations	34,233,672	9,528,597
Distributions to shareholders	(6,676,667)	(3,012,839)

Share transactions
Proceeds from sales of shares	89,957,174	44,888,916
Reinvestment of distributions	6,676,667	3,012,839
Cost of shares redeemed	(44,117,821)	(56,344,885)

Net increase (decrease) in net assets resulting from share transactions	52,516,020	(8,443,130)
Total increase (decrease) in net assets	80,073,025	(1,927,372)

Net Assets
Beginning of period	155,358,815	157,286,187
End of period	$235,431,840	$155,358,815

Other Information
Shares
Sold	5,701,358	3,379,322
Issued in reinvestment of distributions	427,966	230,641
Redeemed	(2,802,878)	(4,273,142)
Net increase (decrease)	3,326,446	(663,179)

Financial Highlights
Fidelity® Equity-Income K6 Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.09	$13.46	$13.68	$11.44	$10.83
Income from Investment Operations
Net investment income (loss) A,B	.30	.29	.27	.24	.20
Net realized and unrealized gain (loss)	2.53	.62	(.24)	2.51	.62
Total from investment operations	2.83	.91	.03	2.75	.82
Distributions from net investment income	(.32)	(.28)	(.25)	(.23)	(.20)
Distributions from net realized gain	(.19)	-	- C	(.27)	(.01)
Total distributions	(.51)	(.28)	(.25)	(.51) D	(.21)
Net asset value, end of period	$16.41	$14.09	$13.46	$13.68	$11.44
Total Return E	20.35%	6.91%	.35%	24.13%	7.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34%	.34%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.34%	.34%	.34%	.34%	.34%
Expenses net of all reductions	.34%	.34%	.34%	.34%	.34%
Net investment income (loss)	1.94%	2.16%	2.12%	1.81%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$235,432	$155,359	$157,286	$107,954	$64,058
Portfolio turnover rate H	23%	36% I	37% I	43% I	70% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$62,229,061
Gross unrealized depreciation	(4,715,576)
Net unrealized appreciation (depreciation)	$57,513,485
Tax Cost	$179,123,114

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$268,316
Net unrealized appreciation (depreciation) on securities and other investments	$57,310,529

The Fund intends to elect to defer to its next fiscal year $124,932 of capital losses recognized during the period November 1, 2024 to January 31, 2025.

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Ordinary Income	$4,026,634	$ 3,012,839
Long-term Capital Gains	2,650,033	-
Total	$6,676,667	$ 3,012,839

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	86,946,473	44,366,288

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	160,726	2,039,161
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity-Income K6 Fund	502

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income K6 Fund	11,861,517	4,725,736	272,077

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity-Income K6 Fund	140	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $715.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Equity-Income K6 Fund (the "Fund"), a fund of Fidelity Devonshire Trust, including the schedule of investments, as of January 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $2,395,106, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ $258,627 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 61%, 84%, 84%, and 84% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893876.105
EQU-K6-ANN-0425
Fidelity® Equity-Income Fund

Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity-Income Fund
Schedule of Investments January 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
CANADA - 2.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Quebecor Inc Class B	1,351,700	30,003,676
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	423,000	26,008,381
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	653,547	34,513,181
Metro Inc/CN	449,870	28,109,330
		62,622,511
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	1,648,038	50,064,250
Cenovus Energy Inc	229,400	3,317,843
Imperial Oil Ltd	916,536	60,963,660
		114,345,753
TOTAL CANADA		232,980,321
CHINA - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	427,615	89,179,108
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (a)	1,161,223	22,153,564
GERMANY - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	137,515	29,479,917
IRELAND - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Accenture PLC Class A	255,213	98,244,244
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	247,344	17,279,085
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	1,493,810	37,555,042
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	1,463,250	52,092,471
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	735,212	153,894,576
UNITED KINGDOM - 1.7%
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Unilever PLC	549,697	31,485,019
Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC	652,204	91,553,551
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC (a)	4,331,800	32,298,569
TOTAL UNITED KINGDOM		155,337,139
UNITED STATES - 87.4%
Communication Services - 5.7%
Diversified Telecommunication Services - 1.5%
AT&T Inc	2,857,988	67,820,055
Verizon Communications Inc	1,808,264	71,227,519
		139,047,574
Entertainment - 1.1%
Walt Disney Co/The	889,200	100,532,952
Interactive Media & Services - 0.8%
Alphabet Inc Class A	364,572	74,379,979
Media - 1.1%
Comcast Corp Class A	2,383,663	80,234,097
Interpublic Group of Cos Inc/The	845,589	24,243,036
		104,477,133
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc	459,750	107,107,958
TOTAL COMMUNICATION SERVICES		525,545,596

Consumer Discretionary - 6.0%
Diversified Consumer Services - 0.4%
H&R Block Inc	689,678	38,146,090
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	411,113	118,688,323
Starbucks Corp	156,000	16,798,080
		135,486,403
Specialty Retail - 3.5%
Burlington Stores Inc (a)	198,175	56,267,828
Dick's Sporting Goods Inc	227,470	54,604,174
Lowe's Cos Inc	394,078	102,476,043
TJX Cos Inc/The	880,890	109,926,263
		323,274,308
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co (b)	60,127	5,309,214
Tapestry Inc	629,950	45,948,553
		51,257,767
TOTAL CONSUMER DISCRETIONARY		548,164,568

Consumer Staples - 8.6%
Beverages - 1.8%
Coca-Cola Co/The	1,345,648	85,421,735
Keurig Dr Pepper Inc	2,427,221	77,913,794
		163,335,529
Consumer Staples Distribution & Retail - 3.9%
Albertsons Cos Inc	525,300	10,532,265
BJ's Wholesale Club Holdings Inc (a)	569,929	56,451,467
Costco Wholesale Corp	10,301	10,093,744
Target Corp	433,162	59,737,371
Walmart Inc	2,212,142	217,143,859
		353,958,706
Food Products - 0.7%
JM Smucker Co	254,900	27,246,261
Mondelez International Inc	664,150	38,514,059
		65,760,320
Household Products - 1.8%
Procter & Gamble Co/The	1,006,766	167,113,088
Personal Care Products - 0.4%
Kenvue Inc	1,648,393	35,094,287
TOTAL CONSUMER STAPLES		785,261,930

Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Enterprise Products Partners LP	1,770,650	57,811,723
Exxon Mobil Corp	2,390,511	255,378,290
Hess Corp	384,767	53,494,156
Phillips 66	258,027	30,413,642
Shell PLC	1,961,437	64,403,300
Valero Energy Corp	198,465	26,395,845
		487,896,956
Financials - 21.0%
Banks - 12.4%
Bank of America Corp	3,870,806	179,218,318
Huntington Bancshares Inc/OH	4,559,304	78,420,029
JPMorgan Chase & Co	1,355,132	362,226,784
M&T Bank Corp	495,292	99,672,562
PNC Financial Services Group Inc/The	759,024	152,525,873
US Bancorp	1,468,100	70,145,818
Wells Fargo & Co	2,308,543	181,913,188
		1,124,122,572
Capital Markets - 0.9%
Blackrock Inc	76,300	82,060,650
Consumer Finance - 0.8%
Capital One Financial Corp	380,020	77,413,874
Financial Services - 1.4%
Apollo Global Management Inc	377,000	64,459,460
Visa Inc Class A	192,261	65,714,810
		130,174,270
Insurance - 5.5%
American Financial Group Inc/OH	365,288	49,883,729
Chubb Ltd	522,029	141,929,245
Hartford Financial Services Group Inc/The	1,046,524	116,739,752
Marsh & McLennan Cos Inc	416,627	90,358,064
The Travelers Companies, Inc.	402,336	98,644,740
		497,555,530
TOTAL FINANCIALS		1,911,326,896

Health Care - 12.9%
Biotechnology - 3.5%
AbbVie Inc	1,045,000	192,175,500
Gilead Sciences Inc	1,289,693	125,358,160
		317,533,660
Health Care Providers & Services - 2.8%
Cigna Group/The	168,177	49,479,355
UnitedHealth Group Inc	387,916	210,440,551
		259,919,906
Life Sciences Tools & Services - 1.6%
Danaher Corp	653,824	145,632,757
Pharmaceuticals - 5.0%
Eli Lilly & Co	81,614	66,195,483
GSK PLC	1,472,600	25,652,098
Johnson & Johnson	880,765	134,008,396
Merck & Co Inc	866,877	85,664,785
Roche Holding AG	155,108	48,761,610
Royalty Pharma PLC Class A	733,007	23,148,361
Sanofi SA	596,005	64,775,016
		448,205,749
TOTAL HEALTH CARE		1,171,292,072

Industrials - 11.2%
Aerospace & Defense - 3.9%
GE Aerospace	882,182	179,585,790
General Dynamics Corp	231,400	59,465,172
Huntington Ingalls Industries Inc	206,868	40,806,782
Northrop Grumman Corp	129,971	63,330,969
		343,188,713
Building Products - 0.7%
Johnson Controls International plc	767,679	59,878,962
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	491,067	21,185,469
Veralto Corp	239,241	24,735,127
		45,920,596
Electrical Equipment - 2.1%
AMETEK Inc	398,298	73,509,879
GE Vernova Inc	259,895	96,909,648
Regal Rexnord Corp	120,892	19,189,187
		189,608,714
Ground Transportation - 0.9%
Norfolk Southern Corp	335,900	85,755,270
Machinery - 2.2%
Crane Co	474,877	80,881,051
Hillenbrand Inc	353,100	12,001,868
ITT Inc	744,776	112,476,072
		205,358,991
Professional Services - 0.3%
KBR Inc	565,032	30,749,040
Trading Companies & Distributors - 0.6%
Watsco Inc	124,049	59,368,611
TOTAL INDUSTRIALS		1,019,828,897

Information Technology - 4.9%
Communications Equipment - 1.1%
Cisco Systems Inc	1,668,066	101,084,800
Electronic Equipment, Instruments & Components - 0.4%
Crane NXT Co	532,075	34,036,838
IT Services - 0.6%
Amdocs Ltd	656,399	57,887,828
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices Inc	254,378	53,900,154
Broadcom Inc	51,000	11,284,770
		65,184,924
Software - 1.6%
Gen Digital Inc	904,612	24,343,109
Microsoft Corp	294,820	122,367,989
		146,711,098
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	188,073	44,385,228
TOTAL INFORMATION TECHNOLOGY		449,290,716

Materials - 4.1%
Chemicals - 2.2%
Linde PLC	452,624	201,924,620
Containers & Packaging - 1.3%
Ball Corp	902,368	50,261,897
Crown Holdings Inc	765,408	67,248,747
		117,510,644
Metals & Mining - 0.6%
Freeport-McMoRan Inc	1,666,858	59,756,859
TOTAL MATERIALS		379,192,123

Real Estate - 2.0%
Specialized REITs - 2.0%
American Tower Corp	238,179	44,051,206
Lamar Advertising Co Class A	712,664	90,094,983
Public Storage Operating Co	161,005	48,056,772
		182,202,961
Utilities - 5.7%
Electric Utilities - 3.8%
Constellation Energy Corp	274,353	82,300,413
Exelon Corp	751,985	30,079,400
FirstEnergy Corp	619,358	24,650,448
NextEra Energy Inc	1,436,213	102,775,403
PG&E Corp	1,835,022	28,718,094
Southern Co/The	901,679	75,695,952
		344,219,710
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	276,200	20,626,616
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	375,935	63,168,358
Multi-Utilities - 1.1%
Ameren Corp	342,593	32,272,261
CenterPoint Energy Inc	940,959	30,647,035
WEC Energy Group Inc	346,463	34,389,917
		97,309,213
TOTAL UTILITIES		525,323,897

TOTAL UNITED STATES		7,985,326,612
TOTAL COMMON STOCKS (Cost $5,462,287,870)		8,873,522,079

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	260,611,872	260,663,994
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	2,656,534	2,656,800
TOTAL MONEY MARKET FUNDS (Cost $263,320,794)			263,320,794

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,725,608,664)	9,136,842,873
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,586,058
NET ASSETS - 100.0%	9,140,428,931

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,915,226	1,263,128,423	1,024,379,173	12,764,365	(482)	-	260,663,994	260,611,872	0.4%
Fidelity Securities Lending Cash Central Fund	33,924,700	491,185,860	522,453,760	65,407	-	-	2,656,800	2,656,534	0.0%
Total	55,839,926	1,754,314,283	1,546,832,933	12,829,772	(482)	-	263,320,794	263,268,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	555,549,272	555,549,272	-	-
Consumer Discretionary	574,172,949	574,172,949	-	-
Consumer Staples	879,369,460	847,884,441	31,485,019	-
Energy	624,396,273	559,992,973	64,403,300	-
Financials	1,911,326,896	1,911,326,896	-	-
Health Care	1,262,845,623	1,032,103,348	230,742,275	-
Industrials	1,136,441,510	1,037,107,982	99,333,528	-
Information Technology	842,701,115	790,608,644	52,092,471	-
Materials	379,192,123	379,192,123	-	-
Real Estate	182,202,961	182,202,961	-	-
Utilities	525,323,897	525,323,897	-	-

Money Market Funds	263,320,794	263,320,794	-	-
Total Investments in Securities:	9,136,842,873	8,658,786,280	478,056,593	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2025
Assets
Investment in securities, at value (including securities loaned of $2,543,040) - See accompanying schedule:
Unaffiliated issuers (cost $5,462,287,870)	$8,873,522,079
Fidelity Central Funds (cost $263,320,794)	263,320,794

Total Investment in Securities (cost $5,725,608,664)		$9,136,842,873
Cash		5,843
Foreign currency held at value (cost $2)		2
Receivable for fund shares sold		5,023,381
Dividends receivable		12,404,221
Distributions receivable from Fidelity Central Funds		974,228
Prepaid expenses		6,038
Other receivables		61,769
Total assets		9,155,318,355
Liabilities
Payable for investments purchased	$1,238,127
Payable for fund shares redeemed	6,910,311
Accrued management fee	3,891,597
Other payables and accrued expenses	192,589
Collateral on securities loaned	2,656,800
Total liabilities		14,889,424
Net Assets		$9,140,428,931
Net Assets consist of:
Paid in capital		$5,716,664,137
Total accumulated earnings (loss)		3,423,764,794
Net Assets		$9,140,428,931

Net Asset Value and Maximum Offering Price
Equity-Income :
Net Asset Value, offering price and redemption price per share ($8,459,192,194 ÷ 110,023,681 shares)		$76.89
Class K :
Net Asset Value, offering price and redemption price per share ($681,236,737 ÷ 8,869,248 shares)		$76.81
Statement of Operations
Year ended January 31, 2025
Investment Income
Dividends		$180,243,846
Interest		11,204
Income from Fidelity Central Funds (including $65,407 from security lending)		12,829,772
Total income		193,084,822
Expenses
Management fee	$43,289,542
Transfer agent fees	785,236
Accounting fees	92,562
Custodian fees and expenses	98,162
Independent trustees' fees and expenses	34,702
Registration fees	123,290
Audit fees	98,931
Legal	17,521
Miscellaneous	94,143
Total expenses before reductions	44,634,089
Expense reductions	(182,249)
Total expenses after reductions		44,451,840
Net Investment income (loss)		148,632,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	316,622,402
Fidelity Central Funds	(482)
Foreign currency transactions	(111,915)
Total net realized gain (loss)		316,510,005
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,040,936,744
Assets and liabilities in foreign currencies	(121,919)
Total change in net unrealized appreciation (depreciation)		1,040,814,825
Net gain (loss)		1,357,324,830
Net increase (decrease) in net assets resulting from operations		$1,505,957,812
Statement of Changes in Net Assets

	Year ended January 31, 2025	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,632,982	$138,648,720
Net realized gain (loss)	316,510,005	231,571,059
Change in net unrealized appreciation (depreciation)	1,040,814,825	127,888,982
Net increase (decrease) in net assets resulting from operations	1,505,957,812	498,108,761
Distributions to shareholders	(462,968,350)	(322,159,861)

Share transactions - net increase (decrease)	391,356,195	289,739,802
Total increase (decrease) in net assets	1,434,345,657	465,688,702

Net Assets
Beginning of period	7,706,083,274	7,240,394,572
End of period	$9,140,428,931	$7,706,083,274

Financial Highlights
Fidelity® Equity-Income Fund

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$67.64	$66.16	$69.17	$61.74	$59.36
Income from Investment Operations
Net investment income (loss) A,B	1.32	1.25	1.27	1.12	.97
Net realized and unrealized gain (loss)	11.99	3.11	(1.37)	13.26	3.52
Total from investment operations	13.31	4.36	(.10)	14.38	4.49
Distributions from net investment income	(1.28)	(1.20)	(1.23)	(1.09)	(.94)
Distributions from net realized gain	(2.78)	(1.68)	(1.67)	(5.86)	(1.17)
Total distributions	(4.06)	(2.88)	(2.91) C	(6.95)	(2.11)
Net asset value, end of period	$76.89	$67.64	$66.16	$69.17	$61.74
Total Return D	20.01%	6.83%	.05%	23.70%	7.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54%	.57%	.57%	.57%	.60%
Expenses net of fee waivers, if any	.53%	.57%	.57%	.57%	.60%
Expenses net of all reductions	.53%	.57%	.57%	.57%	.59%
Net investment income (loss)	1.76%	1.92%	1.94%	1.59%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$8,459,192	$7,147,239	$6,698,906	$7,162,591	$5,940,327
Portfolio turnover rate G	19%	17% H	22% H	27% H	50% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity-Income Fund Class K

Years ended January 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$67.57	$66.10	$69.11	$61.69	$59.31
Income from Investment Operations
Net investment income (loss) A,B	1.37	1.30	1.33	1.17	1.02
Net realized and unrealized gain (loss)	11.99	3.10	(1.38)	13.26	3.52
Total from investment operations	13.36	4.40	(.05)	14.43	4.54
Distributions from net investment income	(1.34)	(1.26)	(1.29)	(1.15)	(.99)
Distributions from net realized gain	(2.78)	(1.68)	(1.67)	(5.86)	(1.17)
Total distributions	(4.12)	(2.93) C	(2.96)	(7.01)	(2.16)
Net asset value, end of period	$76.81	$67.57	$66.10	$69.11	$61.69
Total Return D	20.11%	6.92%	.14%	23.80%	8.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.46%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.46%	.48%	.48%	.48%	.50%
Net investment income (loss)	1.84%	2.00%	2.03%	1.67%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$681,237	$558,844	$541,489	$718,546	$654,637
Portfolio turnover rate G	19%	17% H	22% H	27% H	50% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2025

1. Organization.
Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,552,565,464
Gross unrealized depreciation	(119,030,296)
Net unrealized appreciation (depreciation)	$3,433,535,168
Tax Cost	$5,703,307,705

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,616,732
Net unrealized appreciation (depreciation) on securities and other investments	$3,416,857,367

The tax character of distributions paid was as follows:

	January 31, 2025	January 31, 2024
Ordinary Income	$142,811,344	$133,529,905
Long-term Capital Gains	320,157,006	188,629,956
Total	$462,968,350	$322,159,861

The Fund intends to elect to defer to its next fiscal year $1,709,304 of capital losses recognized during the period November 1, 2024 to January 31, 2025.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	1,565,975,895	1,730,954,233

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Equity-Income Fund	32,702	754,249	2,039,161
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Equity-Income	.53
Class K	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Equity-Income	.53
Class K	.45

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Equity-Income	765,438.1266
Class K	19,798.0420
	785,236

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Equity-Income Fund	.0142

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity-Income Fund	15,711

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income Fund	162,832,476	168,682,867	41,601,686
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Equity-Income Fund	12,559
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity-Income Fund	7,033	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $22,175.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $160,074.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Equity-Income Fund
Distributions to shareholders
Equity-Income	$427,563,514	$298,260,412
Class K	35,404,836	23,899,449
Total	$462,968,350	$322,159,861
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2025	Year ended January 31, 2024	Year ended January 31, 2025	Year ended January 31, 2024
Fidelity Equity-Income Fund
Equity-Income
Shares sold	16,104,696	14,865,614	$1,226,359,600	$966,759,561
Reinvestment of distributions	5,303,523	4,246,321	391,413,602	274,794,687
Shares redeemed	(17,057,720)	(14,691,380)	(1,270,954,611)	(957,010,430)
Net increase (decrease)	4,350,499	4,420,555	$346,818,591	$284,543,818
Class K
Shares sold	1,972,170	1,494,302	$147,211,752	$97,072,402
Reinvestment of distributions	480,007	369,736	35,404,836	23,899,449
Shares redeemed	(1,853,063)	(1,785,328)	(138,078,984)	(115,775,867)
Net increase (decrease)	599,114	78,710	$44,537,604	$5,195,984
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Equity-Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity-Income Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2025, $301,192,381, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,283,167 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Equity-Income designates 94%, 93%, 93%, and 93%; and Class K designates 90%, 88%, 88%, and 89%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Equity-Income and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.471443.128
EQU-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025